                                                     Registration Nos. 333-63412
                                                                       811-04865

                As filed with the Commission on October 17, 2003

                                   ----------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.  [ ] [ ]

     Post-Effective Amendment No. [7] [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                [51] [X]

                              VARIABLE ACCOUNT A OF
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           (Exact Name of Registrant)

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                 One ALICO Plaza
                                 600 King Street
                              Wilmington, DE 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                              Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

     It is proposed that the filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 80 days after filing pursuant to paragraph (a)(1) of Rule 485
     [X] on November 3, 2003 pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in American International Life Assurance Company of New York Variable Account A under variable annuity contracts.

                                   PROSPECTUS

                                November 3, 2003

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    issued by
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A

This prospectus describes a single premium immediate variable annuity contract offered to individuals within groups. The minimum initial premium is $20,000. Additional premiums are not accepted. Please read this prospectus carefully before investing and keep it for future reference.

The description of the contract in this prospectus is fully applicable to your certificate and the word "contract" includes any such certificate.

The contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The contract provides several options for annuity payments beginning on the Income Start Date. You select the annuity option at the time of purchase and annuity payments must begin within 12 months of the Contract Date.

The contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the contract is not suitable as a short-term investment.

Contracts and/or certain contract features, offered by this prospectus, may not be available in all states.

The contract currently has 14 investment options to which you can allocate your money - 13 variable investment options and one fixed investment option. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you select a variable annuity payment, the periodic payments will change depending on the investment performance of the portfolios you select. You bear the investment risk. The variable investment options currently offered are portfolios of the Vanguard Variable Insurance Fund ("Vanguard VIF Portfolios").

Prior to May 1, 2003, you were permitted to invest in the portfolios of The Universal Institutional Funds, Inc. ("UIF Portfolios"). As of May 1, 2003, the UIF Portfolios will no longer be offered under the contract. No additional account value may be invested in any of the UIF Portfolios.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated November 3, 2003. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call


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us at (877) 299-1724 or write to us at American International Life Assurance
Company of New York, Attention: Pension Administration, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801 (telephone: 877-299-1724).


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal or reduced income. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


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

                               TABLE OF CONTENTS


DEFINITIONS ...................................................................5

SUMMARY OF THE CONTRACT .......................................................7
     Purpose of the Annuity Contract ..........................................7
     Type of Contract .........................................................7
     Purchase of the Contract .................................................7
     The Investment Options ...................................................7
     Expenses .................................................................8
          Mortality and Expense Risk Charge ...................................8
          Premium Tax Charge ..................................................8
          Other Expenses ......................................................8
     Right to Examine .........................................................9
     Cancellation Rights ......................................................9
     Inquiries and Contract Owner and Annuitant Information ...................9

FEE TABLES ....................................................................9

CONDENSED FINANCIAL INFORMATION ..............................................10

INVESTMENT OPTIONS ...........................................................10
     Variable Investment Options .............................................10
     Fixed Investment Option .................................................13

EXPENSES .....................................................................14
     Mortality and Expense Risk Charge .......................................14
     Premium Taxes ...........................................................15
     Income Taxes ............................................................15
     Fund Expenses ...........................................................15
     Reduction of Certain Charges and Additional Amounts Credited ............15

THE CONTRACT .................................................................15
     General Description .....................................................15
     Who Should Purchase a Contract ..........................................16
     About the Contract ......................................................16
     Purchasing a Contract ...................................................16
     Allocation of Premium ...................................................16
     Right to Return .........................................................17
     Market Timing ...........................................................17
     Transfers Among Investment Options ......................................17
     Cancellation Rights .....................................................18
          Access To Your Money ...............................................18
          Cancellation Of The Contract .......................................18
          Computing the Cancellation Value ...................................19
          Taxes ..............................................................19

ANNUITY PAYMENTS .............................................................19


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     Generally ...............................................................19
     Annuity Payment Options .................................................20
     Annuity Units ...........................................................21
     Determination of the Initial Annuity Payment ............................21
     Impact of Annuitant's Age on Annuity Payments ...........................22
     Impact of Annuitant's Gender on Annuity Payments ........................22
     Impact of Length of Payment Periods on Annuity Payments .................22
     Assumed Investment Return ...............................................23

ACCESS TO YOUR MONEY .........................................................24
     Generally ...............................................................24
     Deferment of Payments ...................................................24

DEATH BENEFIT ................................................................25
     Death Within Six Months of the Contract Date ............................25
     Death Prior to Income Start Date ........................................25
     Death of Owner After the Income Start Date ..............................26
     Death of Annuitant After the Income Start Date ..........................26
     Designation of Beneficiary ..............................................26

PERFORMANCE ..................................................................27

TAXES ........................................................................28
     Introduction ............................................................28
     Annuity Contracts in General ............................................28
     Distributions In General ................................................28
     Tax Treatment of Distributions -- Non-Qualified Contracts ...............30
     Non-Qualified Contracts Owned by Non-Natural Persons ....................32
     Section 1035 Exchanges ..................................................32
     Diversification and Investor Control ....................................32
     Withholding .............................................................32

OTHER INFORMATION ............................................................33
     American International Life Assurance Company of New York ...............33
     Ownership ...............................................................33
     Voting Rights ...........................................................33
     Distribution of the Contract ............................................34
     Legal Proceedings .......................................................34

FINANCIAL STATEMENTS .........................................................35

APPENDIX A ...................................................................36

APPENDIX B ...................................................................37

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .................42


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

                                   DEFINITIONS


We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.


Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the contract, but in some circumstances the owner may not be the Annuitant. In addition, certain annuity options under the contract permit a Joint Annuitant.

Annuity Payment Option - The method in which you choose to receive your stream of annuity payment(s).

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.


Company - American International Life Assurance Company of New York, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.


Contract Anniversary - An anniversary of the date we issued your contract.

Contract Date - The date your contract is issued and becomes effective.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of your next variable annuity payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable annuity payments (monthly, quarterly, semi-annual or annual basis), which is specified in your contract.

Income Start Date - The date on which annuity payments begin. You choose this date when you purchase the contract. Because the contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that annuity payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your contract. Because the contract is a single premium contract, you are permitted to make only one premium payment to us.

Premium Tax - A tax charged by a state or municipality on Premium Payments.

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Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Issue Date, when you may return your contract to the Company.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.



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

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the contract. You can find additional information later in this prospectus, in the SAI, and in the contract. This prospectus applies principally to the variable investment options and related aspects of the contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity contract described in this prospectus provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

The contract is intended for people who want to provide a stream of income payments, generally for retirement but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 plans or IRAs. You may also purchase the contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a contract is $20,000. We reserve the right to accept a premium payment below that amount or reject a premium payment in excess of limits we establish from time to time. In general, we will not issue a contract to anyone who is over age 80, but reserve the right to increase or decrease that age.

The Investment Options

When you purchase the contract, you may allocate your premium payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 13 of which are currently offered under the contract. Each of the 13 subaccounts invests exclusively in shares of a specific portfolio of the Vanguard VIF Portfolios. The portfolios currently offered are:

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Vanguard VIF Portfolios
-----------------------

Vanguard VIF Balanced Portfolio
Vanguard VIF Diversified Value Portfolio
Vanguard VIF Equity Income Portfolio
Vanguard VIF Equity Index Portfolio
Vanguard VIF Growth Portfolio
Vanguard VIF High Yield Bond Portfolio
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF REIT Index Portfolio
Vanguard VIF Money Market Portfolio
Vanguard VIF Short Term Corporate Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index Portfolio

If any portion of your account value was invested in any of the UIF Portfolios as of April 30, 2003, you may retain the investment, but you cannot use the any of the UIF Portfolios for any other purpose except to transfer to one of the Vanguard VIF Portfolios.

The UIF Portfolios are:

UIF Portfolios
--------------

UIF Equity Growth Portfolio
UIF Core Plus Fixed Income Portfolio
UIF International Magnum Portfolio
UIF Mid Cap Growth Portfolio
UIF Money Market Portfolio
UIF Technology Portfolio
UIF Value Portfolio

No additional account value may be invested in any of the UIF Portfolios.

Allocating part or all of your premium payment to a subaccount means you have elected, at least in part, a variable annuity payment. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your premium payment to the general account and elect a fixed annuity payment. Under this option, the periodic amount you receive will not change.

Expenses

The company does not deduct a sales load from your premium payment, but does deduct the following charges in connection with the contract. For additional information, see "EXPENSES" further on in this prospectus.


Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.


Premium Tax Charge. Certain states assess a premium tax charge for premium payments made under the contract. If applicable, the premium tax will be deducted from your single premium payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

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Right to Examine

You may cancel your contract within ten days after receiving it (or longer if your state requires). We will refund your premium payment, adjusted as required by your contract. See "Right to Return" further on in this prospectus.


Cancellation Rights

You may have the right to cancel your contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the contracts, you can contact us by writing to American International Life Assurance Company of New York at its Pension Administration Department, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. You can also call American International Life Assurance Company of New York at 1-877-299-1724.


                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

--------------------------------------------------------------------------------
                       Maximum Owner Transaction Expenses
--------------------------------------------------------------------------------
               Charge                                    Amount
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a                     None
percentage of purchase payments)
--------------------------------------------------------------------------------
Transfer Fee                                               $10
                                         (There is no charge for the first 12
                                       transfers each contract year; thereafter,
                                        we reserve the right to charge a fee of
                                                   $10 per transfer.)
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

--------------------------------------------------------------------------------
                        Variable Account Annual Expenses
                   (as a percentage of average account value)
--------------------------------------------------------------------------------
                 Charge                                   Amount
--------------------------------------------------------------------------------
Maximum Mortality and Expense Risk Fees                    1.25%
--------------------------------------------------------------------------------
   Total Variable Account Annual Expenses                  1.25%
--------------------------------------------------------------------------------

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

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the funds for the fiscal year ended December 31, 2002. Current and future expenses for the funds may be higher or lower than those shown.

--------------------------------------------------------------------------------
                          Annual Fund Fees and Expenses
                (expenses that are deducted from the Fund assets)
--------------------------------------------------------------------------------
                Charge                         Maximum              Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses            1.39%                0.18%
(expenses that are deducted from fund
assets include management fees,
distribution (12b-1) fees, and other
expenses)
--------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the funds' prospectuses accompanying this contract prospectus.

                         CONDENSED FINANCIAL INFORMATION

Historical accumulation unit values are contained in Appendix A.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account A

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you

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

have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.


The Vanguard VIF Portfolios
---------------------------

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' investment adviser, Vanguard may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objectives of the funds available under the contract. There is no assurance that any of these funds will achieve its stated objectives.

The Money Market Portfolio seeks to provide income while maintaining liquidity and a stable share price of $1. The portfolio invests in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. government, securities issued by U.S. government agencies, or obligations issued by corporation. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry.

The Short-Term Corporate Portfolio seeks to provide a high level of income and to preserve contract owners' principal. The Portfolio invests in a variety of high-quality, and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term corporate bonds and other corporate fixed income obligations. The dollar-weighted average maturity of the Portfolio's bonds is expected to range between 1 and 3 years. The adviser seeks to add value by adjusting the Portfolio's dollar -weighted average maturity within the 1- to 3-year range and by emphasizing sectors and individual securities that appear to offer good value.

The Total Bond Market Index Portfolio seeks to track the performance of a broad market-weighted bond index. The Portfolio employs a "passive management" - or indexing -strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process, and at least 80% of the Portfolio's assets will be invested in bonds held in the Index. The Portfolio may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Portfolio's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

The High Yield Bond Portfolio seeks to provide a high level of income. The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds - commonly known as "junk bonds" - with medium - and lower-range credit quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by Standard & Poor's. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or that are unrated, convertible securities, and preferred stocks.

The Balanced Portfolio seeks to conserve capital and to provide moderate, long-term growth of capital and income. The portfolio invests 60% to 70% of its assets in dividend paying and, to a lesser extent, non-dividend paying common stocks of established large and medium-size companies that, in the adviser's opinion, are undervalued but have prospects to improve. The remaining 30% to 40% of assets are invested primarily in high quality, intermediate- and long-term corporate bonds, with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.

The Equity Income Portfolio seeks to provide a relatively high level of current income and the potential for long-term growth of capital and income. The Portfolio invests mainly in common stocks of established, medium-size and large U.S. companies that pay above-average levels of dividend income and have the potential for capital appreciation. The advisors select stocks whose dividend yields relative to the stock market are high in comparison with historical ranges. In addition, the adviser looks for companies that are committed to paying dividends consistently.

The Diversified Value Portfolio seeks to provide long-term growth of capital. As a secondary objective, the Portfolio seeks to provide some dividend income. The Portfolio invests mainly in common stocks of large and medium-size companies whose stock are considered by the adviser to be undervalued and out of favor with investors. Such "value" stocks typically have above-average dividend yields and/or below -average prices in relation to such financial measures as earnings and book value.

The Equity Index Portfolio seeks to provide long-term growth of capital and income by attempting to track the performance of a broad-based market index of stocks of large U.S. companies. The Portfolio employs a "passive management" - or indexing - investment approach, by holding all of the stocks in the Standard & Poor's 500 Index in about the same proportions as represented in the Index. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. For example, if a specific stock represented 3% of the S & P 500 Index, the Portfolio would invest 3% of its assets in that stock.

The MidCap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the MSCI/(R)/ US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

The Growth Portfolio seek to provide long term growth of capital. The portfolio invests mainly in large-capitalization stocks of seasoned U.S. companies with above-average earnings growth and reasonable stock prices.

The Small Company Growth Portfolio seeks to provide long term growth of capital. The portfolio invests mainly in the stocks of smaller companies (market value of less than $1-2 billion at the time of purchase). These companies are considered by the advisers to have above average prospects for growth but often provide little or no dividend income.

The Vanguard VIF International Portfolio seeks to provide long-term growth of capital. The Portfolio invests mainly in the stocks of seasoned companies located outside the United States. In selecting stocks, the investment advisers evaluate foreign markets around the world. Within markets regarded as having favorable investment climates, the advisers select companies with above-average growth potential whose stocks sell at reasonable prices.

The REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital. The portfolio invests at least 98% of its assets in the stocks of real estate investment trust (REITs), which own office buildings, hotels, shopping centers, and other properties. The remaining assets are invested in cash investments. The Portfolio employs a "passive management" - or indexing - investment approach, by holding a mix of securities that seeks to track the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs. Holdings of the index, and thus of the Portfolio, are weighted according to each stock's market capitalization. The portfolio holds each stock found in the Index in approximately the same proportion as represented in the index itself.

The Vanguard Group serves as the investment adviser to the Vanguard VIF Equity Index Portfolio, the Vanguard VIF Mid-Cap Index Portfolio, the Vanguard VIF Money Market Portfolio, the Vanguard VIF REIT Index Portfolio, the Vanguard VIF Short Term Corporate Portfolio, and the Vanguard Total Bond Market Index Portfolio. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisers. Alliance Capital Management L.P. serves as adviser to the Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as adviser to the Vanguard VIF High Yield Bond Portfolio and the Vanguard VIF Balanced Portfolio. Granahan Investment Management and Grantham, Mayo, Van Otterloo & Co. serve as advisers to the Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd. serve as advisers to the Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strass serves as adviser to the Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and Vanguard's Quantitative Equity Group serve as adviser to the Vanguard VIF Equity Income Portfolio.


Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of contract owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.


                                    EXPENSES

     ----------------------------------------------------------------------
                                A Closer Look at
                  The Costs of Investing in a Variable Annuity

     Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                       Summary of Costs of Investing
                              in the Contracts

     .    No sales load or sales charge
     .    No annual contract maintenance charge
     . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee)
     .    Maximum Annual Mortality and Expense Risk Charge: 1.25%
     . Fees and expenses paid by the funds which ranged from 0.18% to 1.39% in the fiscal year ended December 31, 2002
     ----------------------------------------------------------------------


Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

     ----------------------------------------------------------------------
                              A Closer Look at
                   The Mortality and Expense Risk Charge

     The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live.
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
     The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the contract, but may not be enough to cover the actual costs of issuing and administering the contract.
     ----------------------------------------------------------------------

Premium Taxes

We will deduct from your premium payment any premium tax imposed on us by the state or locality where you reside. The state of New York currently imposes no premium taxes on annuity contracts.


Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your contract, we reserve the right to do so in the future.


Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectuses for the Vanguard VIF and the Vanguard Fund. The maximum portfolio expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size and nature of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                  THE CONTRACT

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the contract using after-tax dollars (a non-qualified contract), or you may purchase the contract by "rolling over" assets from another individual retirement annuity or from a qualified plan (a qualified contract).

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may increase or decrease in value. If you allocate money to the portfolios, the amount of the variable annuity payments will depend on the investment performance of the portfolios you select.

The contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your contract will be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the contract as a non-qualified contract, with money generally from any source. Or, you may purchase the contract as a qualified contract such as an individual retirement annuity contract funded with rollovers from tax-qualified plans.


     ----------------------------------------------------------------------
                     A Few Things To Keep In Mind Regarding
                         Who Should Purchase A Contract

          . Under the contract, you will have access to your investment only through annuity payments, or certain other contract provisions discussed in your contract (and any applicable endorsements thereto).

          . The contract should only be purchased by individuals who will not need full access to their premium payment on an immediate basis.
     ----------------------------------------------------------------------

About the Contract

This prospectus describes a contract between you and the Company, the issuer of the contract. The contract may provide income payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified contracts is $20,000. We reserve the right to refuse your premium payment. In general, we will not issue a contract to anyone who is over age 80, but we reserve the right to lower or increase this age for new contracts.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your premium payment among the investment options. At the time of application, we must receive your premium payment before the contract will be effective. We will issue your contract and allocate your premium payment to the Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

Right to Return


If for any reason you are not satisfied with your contract, you may return it to us and we will refund your premium payment received by us, and any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience. Because you have this right, we will direct the portion of your initial net premium payment that is to be allocated to a variable investment option, to the Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. The allocation of your investment out of the Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Money Market Portfolio during the right to return period.

To exercise your right to return your contract, you must mail it directly to us at American International Life Assurance Company of New York, Attention: Pension Administration, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your contract is replacing an existing annuity or life policy, this period may be longer.


Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing


The contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges indefinitely with notice to prevent market timing efforts that could be harmful to other contract owners, annuitants and/or beneficiaries.


Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable annuity payments can be changed by transfers of fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a contract year. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

     ----------------------------------------------------------------------
                              A Closer Look At
                              Transfers Among
                        Variable Investment Options

          How transfers among variable investment options are effected:

          (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

          (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

          (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

          Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Unit Value, is the minimum number of Annuity Units that may be transferred.

          For example, let's say that you owned 500 Annuity Units in subaccount one ("s1"), valued at $2 per Annuity Unit, for a total of $1,000 in monthly income. You decide to transfer the entire amount in s1 to subaccount two ("s2"). Annuity Units in s2 are currently valued at $5 per Annuity Unit. Upon completion of the transfer, you will own 200 Annuity Units in s2 valued at $5 per Annuity Unit, for a total of $1,000 in monthly income.
     ----------------------------------------------------------------------

The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.


Cancellation Rights

You have the right to cancel your contract if your group contract owner has made the right available to all members of your group. Otherwise, the cancellation rights described in this section do not apply to you.

Contract cancellation rights are subject to the following provisions:

Access To Your Money. Depending on whether you are the Annuitant, you may access your money by receiving annuity payments or, you as contract owner may cancel your contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your contract. It is available with both the variable and the fixed payouts under all annuity options. To elect a cancellation, the contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your contract, we will pay you a lump sum amount. No residual benefit under the contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed annuity payments, to be determined as follows.

(1) The value of future variable annuity payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine annuity payments, to the future variable annuity payments which are to be paid in accordance with the Annuity Income Option in effect when cancellation is requested. The amount of future variable annuity payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

(2) Fixed annuity payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the contract, to the remaining value of fixed annuity payments which is to be paid in accordance with the Annuity Income Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of annuity payments at the Contract Date. For example, if the current annuity purchase rates for fixed annuity payments is seven (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed annuity payments portion of your contract will be no less than four (4%) and no greater than ten (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your contract.


                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date. In addition, annuity payments must begin by the Annuitant's 80/th/ birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

We will make annuity payments to you as the Annuitant unless, in the case of non-qualified contracts only, you designate another person as Annuitant to receive them.

     ----------------------------------------------------------------------
                     A Few Things to Keep in Mind Regarding
                                Annuity Payments

     . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

     . You may select an Annuity Payment Option and allocate your premium payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

     . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

     . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.
     ----------------------------------------------------------------------

Annuity Payment Options

The contract currently offers the four annuity options described below. We may make other annuity options available subject to our discretion. Please refer to your contract specific materials for the annuity option available in your contract. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .    Option 1 - Life Annuity

          Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

     .    Option 2 - Life Annuity With A Guaranteed Number of Years

          Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

     .    Option 3 - Joint and Survivor Annuity

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

     .    Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
          Years

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant, and for as long thereafter, as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

     ----------------------------------------------------------------------
                    Something to Keep In Mind Regarding
                      Annuity Payment Options 3 and 4

     Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the annuity payments to be made to the Joint Annuitant, upon your death, will be:

     (A) equal to the annuity payments you were receiving while both you and the Joint Annuitant were alive; or

     (B) lower than the annuity payments you were receiving while both you and the Joint Annuitant were alive.

     All things being equal, annuity payments to you while both you and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.
     ----------------------------------------------------------------------

Annuity Units

Upon receiving your single premium payment, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each portfolio will vary from one Valuation Period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

     . the portion of the premium allocated to provide variable annuity payments and the Assumed Investment Return;

     . the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

     .    the age and gender of the Annuitant (and Joint Annuitant, if any);

     .    the annuity option selected;

     .    the frequency of annuity payments;

     .    the deduction of applicable premium taxes; and

     .    the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.


Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

We generally do not offer contracts for sale in situations which, under current law, require gender-neutral or benefits. As a result, for either fixed or variable Annuity Payments involving life income, the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants. However, we reserve the right to offer contracts to certain groups in situations which, under current law, may require gender-neutral benefits.


Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     . If value is transferred from one investment option to another. See the example under "A Closer Look At Transfers Among Variable Investment Options" in this prospectus.

     . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor annuity option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the premium payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the portfolio expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

     ----------------------------------------------------------------------
                                Plain Talk About
                        Assumed Investment Return or AIR

     . If you allocated a portion of your premium to Variable Annuity Income then you invested this premium into the Annuity Investment Options available and selected an Assumed Investment Return
          (AIR). Currently, we offer an AIR of 5% or an AIR of 3.5%. In the future we may make additional AIRs available.

     . We use the AIR to help us calculate your current and future Variable Annuity benefits. In order to calculate the benefit amounts we need a rate of return for the Annuity Investment Options you selected. Since we cannot know what the performance of the Investment Options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

     . For future Variable Annuity benefits, the AIR represents the total return after expenses of the Investment Options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your Annuity Investment Options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your Annuity Investment Options is less than the AIR, then your benefit payment will decrease.

     Selecting an AIR - Pros and Cons
     --------------------------------

     . If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.

     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.
     ----------------------------------------------------------------------

                            ACCESS TO YOUR MONEY


Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.


Deferment of Payments

We may delay making fixed payments from your contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your contract or processing transfer requests for an undetermined period of time when:

     . the New York Stock Exchange is closed (other than weekend and holiday closings);

     .    trading on the New York Stock Exchange is restricted;

     . an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT


Death Within Six Months of the Contract Date

If your group contract owner has made the cancellation right, discussed earlier on in this prospectus, available to all members of your group, the following six month death benefit provision will apply to you.

If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your contract is issued), we will pay a lump sum death benefit in the event that the Annuitant or Joint Annuitant dies within six (6) months of the Contract Date. The benefit shall be payable to the Owner, if living, or if not, to the Beneficiary.

The amount of the lump sum death benefit will be determined by

     . calculating the actuarial present value of future variable annuity payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

     . adding to that, the amount of premium allocated to pay fixed annuity payments, minus any fixed annuity payments already made.

No residual benefit under the contract will remain once a cancellation or a death benefit has been requested and paid during this six month period.


Death Prior to Income Start Date


Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the contract will be canceled and we will pay you a refund equal to your premium adjusted for any investment performance and any accumulated interest.

If your contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

     ----------------------------------------------------------------------
                                A Word About
                              Joint Annuitants

     The contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

          .    Annuity Payment Option 3 - Joint and Survivor Annuity; or

          . Annuity Payment Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years.

     If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the contract will have no effect on the benefits due under the contract.

          .    Annuity Payment Option 1 - Life Annuity; or

          . Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of Years.

     See "Annuity Payment Options" in this prospectus.
     ----------------------------------------------------------------------

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the Beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. The Annuitant may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the portfolio share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the MSCI MidCap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. Not all of the information we have included may be applicable to your contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the portfolios, please see the funds prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

     ----------------------------------------------------------------------
                     Tax Treatment of Distributions --
                            Qualified Contracts

     If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities ("IRAs");

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.
     ----------------------------------------------------------------------

Distributions In General

Generally, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

     ----------------------------------------------------------------------
     This additional tax does not apply:

          . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

          .    where the taxpayer is age 59 1/2 or older;

          .    where payment is made on account of death;

          . where the payment is made on account of the taxpayer's disability;

          . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

          .    in some cases, upon separation from service on or after age
               55; or

          .    certain other limited circumstances.
     ----------------------------------------------------------------------

Withdrawals Where Income Start Date Is After Age 59 1/2 -- No 10% Tax Penalty Applies

Where the Income Start Date is after age 59 1/2, the 10% penalty tax will not apply because of the age 59 1/2 exception described above.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Partial Withdrawal Or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

     ----------------------------------------------------------------------
     Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional IRA. Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments.
              In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000
              (10% of 10,000 each year for 2 years) plus interest.
     ----------------------------------------------------------------------

Individual Retirement Annuities
-------------------------------

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 701/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract.

Rollovers
---------

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions -- Non-Qualified Contracts

General
-------

For annuity payments, generally a portion of each payment will be considered a return of your premium payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable annuity payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your premium payment has been recovered tax-free, the full amount of subsequent annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders
-------------------

For payments made upon complete surrender of the annuity contract, the taxable portion is the amount received in excess of the remaining investment in the contract.

Partial Withdrawal - 100% Taxable
---------------------------------

As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the contract.

A Partial Withdrawal or Surrender May Trigger an Additional 10% Tax Penalty
---------------------------------------------------------------------------
Unless an Exception Applies
---------------------------

If a taxable distribution is made under the contract, an additional tax of 10% of the amount of the taxable distribution may apply.

     ----------------------------------------------------------------------

     This additional tax does not apply:

          . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

          .    where the taxpayer is age 59 1/2 or older;

          .    where payment is made on account of death;

          . where the payment is made on account of the taxpayer's disability;

          . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

          .    in some cases, upon separation from service on or after age
               55; or

          .    certain other limited circumstances.
     ----------------------------------------------------------------------

It should be noted that a partial withdrawal or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or full surrender of the contract. You should also seek the advice of your tax adviser.

     ----------------------------------------------------------------------
     Example:  Individual A is age 57 1/2 when he begins to receive annual
     ------- annuity payments of $10,000 from a traditional IRA. Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.
     ----------------------------------------------------------------------

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to contract owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity contract. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each portfolio in whose corresponding subaccount you have value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Income Start Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the contracts.

American International Life Assurance Company of New York will not pay any commission to entities that sell the contracts. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

                              FINANCIAL STATEMENTS

Financial statements of American International Life Assurance Company of New York are included in the SAI, which may be obtained without charge by calling
(877) 299-1724 or writing to American International Life Assurance Company of New York, Attention: Pension Administration, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES

As of the date of this Prospectus, there were no outstanding accumulation unit values.

                                   APPENDIX B

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 6%, 6.78%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 6%, 6.78, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the portfolios' management fees and operating expenses at an annual rate of approximately 0.53% of the average daily net assets of the portfolios. Actual fees and expenses of the portfolios associated with your contract may be more or less than 0.53%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.53% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.78%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single premium payment is allocated to a variable annuity option. The second assumes that 50% of the single premium payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single premium payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments use an assumed investment return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity option are generally higher than initial payments under a variable annuity option.

These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $675.60

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                                 Monthly Payments
                                        With an Assumed Rate of Return of:
                                        ---------------------------------

                                                                          Gross
                                       ---------------------------------------------------------------------------
                                          0.00%        5.82%        6.00%        8.00%       10.00%       12.00%
  Payment     Calendar     Attained    ----------   ----------   ----------   ----------   ----------   ----------
   Year         Year         Year                                          Net
----------   ----------   ----------   ---------------------------------------------------------------------------
                                         -2.32%        3.50%        3.68%        5.68%        7.68%        9.68%
                                       ----------   ----------   ----------   ----------   ----------   ----------
     1          2000          65           591.52       591.52       591.52       591.52       591.52       591.52
     2          2001          66           558.26       591.52       592.55       603.98       615.41       626.84
     3          2002          67           526.87       591.52       593.58       616.70       640.26       664.27
     4          2003          68           497.24       591.52       594.61       629.69       666.12       703.93
     5          2004          69           469.28       591.52       595.65       642.95       693.02       745.96
    10          2009          74           351.36       591.52       600.84       713.58       844.74       996.90
    15          2014          79           263.08       591.52       606.09       791.96      1029.66      1332.26
    20          2019          84           196.97       591.52       611.37       878.95      1255.07      1780.43

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $373.82. The monthly guaranteed payment of $373.82 is being provided by the $50,000 applied under the fixed annuity option.

                                                 Monthly Payments
                                        With an Assumed Rate of Return of:
                                        ---------------------------------

                                                                          Gross
                                       ---------------------------------------------------------------------------
                                          0.00%        5.82%        6.00%        8.00%       10.00%       12.00%
  Payment     Calendar     Attained    ----------   ----------   ----------   ----------   ----------   ----------
   Year         Year         Year                                          Net
----------   ----------   ----------   ---------------------------------------------------------------------------
                                         -2.32%        3.50%        3.68%        5.68%        7.68%        9.68%
                                       ----------   ----------   ----------   ----------   ----------   ----------
    1           2000          65           669.58       669.58       669.58       669.58       669.58       669.58
    2           2001          66           652.95       669.58       670.09       675.81       681.52       687.24
    3           2002          67           637.25       669.58       670.61       682.17       693.95       705.95
    4           2003          68           622.44       669.58       671.13       688.67       706.88       725.79
    5           2004          69           608.46       669.58       671.64       695.30       720.33       746.80
   10           2009          74           549.50       669.58       674.24       730.61       796.19       872.27
   15           2014          79           505.36       669.58       676.86       769.80       888.65      1039.95
   20           2019          84           472.31       669.58       679.51       813.30      1001.36      1264.03

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $631.50

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                                 Monthly Payments
                                        With an Assumed Rate of Return of:
                                        ---------------------------------

                                                                          Gross
                                       ---------------------------------------------------------------------------
                                          0.00%        5.82%        6.00%        8.00%       10.00%       12.00%
  Payment     Calendar     Attained    ----------   ----------   ----------   ----------   ----------   ----------
   Year         Year         Year                                          Net
----------   ----------   ----------   ---------------------------------------------------------------------------
                                         -2.32%        3.50%        3.68%        5.68%        7.68%        9.68%
                                       ----------   ----------   ----------   ----------   ----------   ----------
    1           2000          60           547.02       547.02       547.02       547.02       547.02       547.02
    2           2001          61           516.26       547.02       547.97       558.54       569.11       579.68
    3           2002          62           487.23       547.02       548.92       570.31       592.10       614.30
    4           2003          63           459.83       547.02       549.88       582.32       616.01       650.98
    5           2004          64           433.97       547.02       550.84       594.58       640.89       689.85
   10           2009          69           324.93       547.02       555.64       659.90       781.19       921.91
   15           2014          74           243.29       547.02       560.49       732.38       952.20      1232.03
   20           2019          79           182.16       547.02       565.38       812.83      1160.65      1646.49

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $352.12. The monthly guaranteed payment of $352.12 is being provided by the $50,000 applied under the fixed annuity option.

                                                 Monthly Payments
                                        With an Assumed Rate of Return of:
                                        ---------------------------------

                                                                          Gross
                                       ---------------------------------------------------------------------------
                                          0.00%        5.82%        6.00%        8.00%       10.00%       12.00%
  Payment     Calendar     Attained    ----------   ----------   ----------   ----------   ----------   ----------
   Year         Year         Year                                          Net
----------   ----------   ----------   ---------------------------------------------------------------------------
                                         -2.32%        3.50%        3.68%        5.68%        7.68%        9.68%
                                       ----------   ----------   ----------   ----------   ----------   ----------
    1           2000          60           625.63       625.63       625.63       625.63       625.63       625.63
    2           2001          61           610.25       625.63       626.10       631.39       636.67       641.96
    3           2002          62           595.73       625.63       626.58       637.27       648.16       659.26
    4           2003          63           582.03       625.63       627.05       643.27       660.12       677.60
    5           2004          64           569.10       625.63       627.53       649.41       672.56       697.04
   10           2009          69           514.58       625.63       629.94       682.06       742.71       813.07
   15           2014          74           473.76       625.63       632.36       718.31       828.22       968.13
   20           2019          79           443.19       625.63       634.81       758.53       932.44      1175.36

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the portfolios selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION ...........................................................3
   American International Life Assurance Company of New York ..................3
   Distributor ................................................................3
   Potential Conflicts ........................................................3

ANNUITY PROVISIONS ............................................................4
   Variable Annuity Payments ..................................................4
   Annuity Unit Value .........................................................4
   Net Investment Factor ......................................................4
   Misstatement of Age or Sex .................................................5
   Evidence of Survival .......................................................5

FINANCIAL STATEMENTS ..........................................................5

                                   PROSPECTUS

                                November 3, 2003

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A

This prospectus describes a single premium immediate variable annuity contract offered to individuals within groups. The minimum initial premium is $20,000. Additional premiums are not accepted. Please read this prospectus carefully before investing and keep it for future reference.

The description of the contract in this prospectus is fully applicable to your certificate and the word "contract" includes any such certificate.

The contract is available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans, and as a non-qualified contract funded with money from any source.

The contract provides several options for annuity payments beginning on the Income Start Date. You select the annuity option at the time of purchase and annuity payments must begin within 12 months of the Contract Date.

The contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the contract is not suitable as a short-term investment.

Contracts and/or certain contract features offered by this prospectus may not be available in all states.

The contract has 35 investment options to which you can allocate your money - 34 variable investment options and one fixed investment option. If your contract is a tax-deferred non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (Vanguard public Mutual Funds), will not be available for you to allocate your money within your contract. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic annuity payments will change depending on the investment performance of the funds you select. You bear the investment risk. The variable investment options are funds of the Vanguard Variable Insurance Fund ("Vanguard VIF Portfolios") and the Vanguard public

Mutual Funds ("Vanguard Funds"). The Vanguard VIF Portfolios and the Vanguard Funds are collectively referred to in this prospectus as the "funds."


To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated November 3, 2003. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (877) 299-1724 or write to us at American International Life Assurance Company of New York, Attention: Pension Administration, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801 (telephone: 877-299-1724).


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal or reduced income. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


DEFINITIONS ...................................................................6

SUMMARY OF THE CONTRACT .......................................................8
   Purpose of the Annuity Contract ............................................8
   Type of Contract ...........................................................8
   Purchase of the Contract ...................................................8
   The Investment Options .....................................................8
   Expenses .................................................................. 9
      Mortality and Expense Risk Charge ...................................... 9
      Premium Tax Charge .....................................................10
      Other Expenses .........................................................10
   Right to Examine ..........................................................10
   Inquiries and Contract Owner and Annuitant Information ....................10
   Cancellation Rights .......................................................10
   Inquiries and Contract Owner and Annuitant Information ....................10

FEE TABLES ...................................................................10

CONDENSED FINANCIAL INFORMATION ..............................................11

INVESTMENT OPTIONS ...........................................................12
   Variable Investment Options ...............................................12
   Fixed Investment Option ...................................................20

EXPENSES .....................................................................20
   Mortality and Expense Risk Charge .........................................20
   Premium Taxes .............................................................21
   Income Taxes ..............................................................21
   Fund Expenses .............................................................21
   Reduction of Certain Charges and Additional Amounts Credited ..............21

THE CONTRACT .................................................................22
   General Description .......................................................22
   Who Should Purchase a Contract ............................................22
   About the Contract ........................................................22
   Purchasing a Contract .....................................................23
   Allocation of Premium .....................................................23
   Right to Return ...........................................................23
   Market Timing .............................................................23
   Transfers Among Investment Options ........................................24
   Cancellation Rights .......................................................25
      Access To Your Money ...................................................25
      Cancellation Of The Contract ...........................................25

      Computing the Cancellation Value .......................................25
      Taxes ..................................................................26

ANNUITY PAYMENTS .............................................................26
   Generally .................................................................26
   Annuity Payment Options ...................................................27
   Annuity Units .............................................................28
   Determination of the Initial Annuity Payment ..............................28
   Impact of Annuitant's Age on Annuity Payments .............................29
   Impact of Annuitant's Gender on Annuity Payments ..........................29
   Impact of Length of Payment Periods on Annuity Payments ...................29
   Determination of Subsequent Variable Annuity Payments .....................29
   Assumed Investment Return .................................................30

ACCESS TO YOUR MONEY .........................................................31
   Generally .................................................................31
   Deferment of Payments .....................................................31

DEATH BENEFIT ................................................................32
   Death Within Six Months of the Contract Date ..............................32
   Death Prior to Income Start Date ..........................................32
   Death of Owner After the Income Start Date ................................33
   Death of Annuitant After the Income Start Date ............................33
   Designation of Beneficiary ................................................33

PERFORMANCE ..................................................................34

TAXES ........................................................................35
   Introduction ..............................................................35
   Annuity Contracts in General ..............................................35
   Distributions In General ..................................................36
   Tax Treatment of Distributions -- Non-Qualified Contracts .................37
   Non-Qualified Contracts Owned by Non-Natural Persons ......................39
   Section 1035 Exchanges ....................................................39
   Diversification and Investor Control ......................................39
   Withholding ...............................................................40

OTHER INFORMATION ............................................................40
   AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK .................40
   Ownership .................................................................41
   Voting Rights .............................................................41
   Distribution of the Contract ..............................................41
   Legal Proceedings .........................................................42

FINANCIAL STATEMENTS .........................................................42

APPENDIX A ...................................................................43

APPENDIX B ...................................................................44

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .................50

                                   DEFINITIONS


We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.


Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the contract, but in some circumstances the owner may not be the Annuitant. In addition, certain annuity options under the contract permit a Joint Annuitant.

Annuity Payment Option - The method in which you choose to receive your stream of annuity payment(s).

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.


Company - American International Life Assurance Company of New York, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.


Contract Anniversary - An anniversary of the date we issued your contract.

Contract Date - The date your contract is issued and becomes effective.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of your next variable annuity payment is calculated based in part on the performance of the subacccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable annuity payments (monthly, quarterly, semi-annual or annual basis), which is specified in your contract.

Income Start Date - The date on which annuity payments begin. You choose this date when you purchase the contract. Because the contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that annuity payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your contract. Because the contract is a single premium contract, you are permitted to make only one premium payment to us.

Premium Tax - A tax charged by a state or municipality on Premium Payments.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Issue Date, when you may return your contract to the Company.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the contract. You can find additional information later in the prospectus, in the SAI, and in the contract. The prospectus applies principally to the variable investment options and related aspects of the contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity contract described in this prospectus provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

The contract is intended for people who want to provide a stream of income payments, generally for retirement, but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, government 457 Plans, or IRAs. You may also purchase the contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a contract is $20,000. We reserve the right to accept a premium payment below that amount or reject a premium payment in excess of limits we establish from time to time. In general, we will not issue a contract to anyone who is over age 80, but reserve the right to increase or decrease that age.

The Investment Options

When you purchase the contract, you may allocate your premium payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 34 of which are offered under the contract. Each of the 34 subaccount invests exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the contracts.

The Vanguard Funds are only available if your contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified contracts. You can allocate your premium payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Fund prospectuses:

The variable investment options currently offered are:

Vanguard Funds
--------------

Vanguard/(R)/ 500 Index Fund
Vanguard/(R)/ Dividend Growth Fund
Vanguard/(R)/ GNMA Fund
Vanguard/(R)/ Health Care Fund
Vanguard/(R)/ Inflation-Protected  Securities Fund
Vanguard/(R)/ International Growth Fund
Vanguard/(R)/ Prime Money Market Fund
Vanguard/(R)/ PRIMECAP Fund
Vanguard/(R)/ Small Cap Growth Index Fund
Vanguard/(R)/ Small Cap Value Index Fund
Vanguard/(R)/ Total International Stock Index Fund
Vanguard/(R)/ Total Bond Market Index Fund
Vanguard/(R)/ U.S. Growth Fund
Vanguard/(R)/ Wellington/TM/ Fund
Vanguard/(R)/ Windsor/TM/ Fund
Vanguard/(R)/ LifeStrategy/(R)/ Conservative Growth Fund
Vanguard/(R)/ LifeStrategy/(R)/ Growth Fund
Vanguard/(R)/ LifeStrategy/(R)/ Income Fund
Vanguard/(R)/ LifeStrategy/(R)/ Moderate Growth Fund

Vanguard VIF Portfolios
-----------------------

Vanguard VIF  Balanced Portfolio
Vanguard VIF  Diversified Value Portfolio
Vanguard VIF  Equity Income Portfolio
Vanguard VIF Equity Index Portfolio
Vanguard VIF Growth Portfolio
Vanguard VIF High Yield Bond Portfolio
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF REIT Index Portfolio
Vanguard VIF Money Market Portfolio
Vanguard VIF Short Term Corporate Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF Stock Market Index Portfolio
Vanguard VIF Capital Growth Portfolio

Allocating part or all of your premium payment to a subaccount means you have elected, at least in part, a variable annuity payment. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your premium payment to the general account and elect a fixed annuity payment. Under this option, the periodic amount you receive will not change.

Expenses

The company does not deduct a sales load from your premium payment, but does deduct the following charges in connection with the contract. For additional information, see "EXPENSES" further on in this prospectus.


Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a premium tax charge for premium payments made under the contract. If applicable, the premium tax will be deducted from your single premium payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine

You may cancel your contract within ten days after receiving it (or longer if your state requires). We will refund your premium payment, adjusted as required by your contract. See "Right to Return" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the contracts, you can contact us by writing to American International Life Assurance Company of New York at its Pension Administration Department, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. You can also call American International Life Assurance Company of New York at 1-877-299-1724.


Cancellation Rights

You may have the right to cancel your contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the contracts, you can contact us by writing to American International Life Assurance Company of New York at its Pension Administration Department, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. You can also call American International Life Assurance Company of New York at 1-877-299-1724.


                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

--------------------------------------------------------------------------------
                       Maximum Owner Transaction Expenses
--------------------------------------------------------------------------------
             Charge                                      Amount
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a                    None
percentage of purchase payments)
--------------------------------------------------------------------------------
Transfer Fee                                              $10
                                          (There is no charge for the first 12
                                          transfers each contract year;
                                          thereafter, we reserve the right to
                                          charge a fee of $10 per transfer.)
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

----------------------------------------------------------------------
                   Variable Account Annual Expenses
              (as a percentage of average account value)
----------------------------------------------------------------------
             Charge                                             Amount
----------------------------------------------------------------------
Maximum Mortality and Expense Risk Fees                           1.25%
----------------------------------------------------------------------
Total Variable Account Annual Expenses                            1.25%
----------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the funds for the fiscal year ended December 31, 2002. Current and future expenses for the funds may be higher or lower than those shown.

----------------------------------------------------------------------

                     Annual Fund Fees and Expenses
           (expenses that are deducted from the Fund assets)
----------------------------------------------------------------------
              Charge                            Maximum       Minimum
----------------------------------------------------------------------
 Total Annual Fund Operating Expenses               0.67%         0.18%
(expenses that are deducted from fund
assets include management fees,
distribution (12b-1) fees, and other
expenses)
----------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the funds' prospectuses accompanying this contract prospectus.

                         CONDENSED FINANCIAL INFORMATION

Historical accumulation unit values are contained in Appendix A.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account A
------------------

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.


The Vanguard Funds
------------------

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the funds' investment adviser, Vanguard may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objectives of the funds available under the contract. There is no assurance that any of these funds will achieve its stated objectives.

     . Vanguard/(R)/ 500 Index Fund seeks to provide long-term growth of capital and income from dividends by matching the performance of a benchmark index that measures the investment return of large-capitalization stocks. The fund holds all 500 stocks that make up the S&P 500 Index in proportion to their weighting in the index. The fund attempts to track the performance of the index and it remains fully invested in stocks at all times.

     . Vanguard/(R)/ International Growth Fund seeks to provide long-term growth of capital. The fund invests in stocks of seasoned companies based outside the United States. In selecting stocks, the Fund's adviser evaluates foreign markets around the world and chooses companies with above-average growth potential.

     . Vanguard/(R)/ Prime Money Market Fund seeks to provide the highest level of income consistent with maintaining a stable share price of $1. The fund invests in short-term, high-quality money market instruments issued by financial institutions, non-financial corporations, the U.S. Government and federal agencies. The dollar-weighted average maturity of the fund's holdings will be 90 days or less.

     . Vanguard/(R)/ PRIMECAP Fund seeks to provide long-term growth of capital. The fund invests primarily in stocks of large and mid-size U.S. companies believed to have above average prospects for continued earnings growth, strong industry positions, and skilled management teams. The fund may not be broadly diversified and at times it may invest a large portion of assets in select industries.

     . Vanguard/(R)/ Small-Cap Growth Index Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks. The fund employs a passive management strategy designed to track the performance of the Standard & Poor's Small Cap 600/BARRA Growth Index, which includes those stocks of the S & P Small Cap 600 Index with higher than average price/book ratios. The fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index.

     . Vanguard/(R)/ Small-Cap Value Index Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The fund employs a passive management strategy designed to track the performance of the S & P's SmallCap 600/BARRA Value Index, which includes those stocks of the S & P SmallCap 600 Index with lower than average price/book ratios. The fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index.

     . Vanguard/(R)/ Total Bond Market Index Fund seeks to match the performance of a broad market-weighted bond index. The fund employs a "passively managed" investment approach by holding a sample of bonds that seeks to track the performance of the Lehman Brothers Aggregate Bond Index. The fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds with similar characteristics and risks. The fund maintains a dollar-weighted average maturity of between 5 and 10 years.

     . Vanguard/(R)/ U.S. Growth Fund seeks to provide long-term growth of capital. The fund emphasizes large well-managed companies with above average earnings growth and reasonable valuations. These companies typically have strong positions in their market and reasonable financial strength. The fund concentrates a large portion of its assets in its ten largest holdings.

     . Vanguard/(R)/ Wellington/TM/ Fund seeks to provide income and moderate long-term growth of capital without undue risk to capital. The fund's assets are divided between common stocks (60%-70% of net assets) and bonds (30%-40% of net assets). The fund invests in dividend paying and, to a lesser extent, non-dividend paying common stocks of large and mid-capitalization well-established companies whose prospects are improving but whose values have yet to be recognized in the marketplace.

     . Vanguard/(R)/ Windsor/TM/ Fund seeks to provide long-term growth of capital and income. The fund invests in stocks believed to be misunderstood or undervalued by the market. Stocks selected for the fund typically are selling at prices that seem low in relation to such factors as their past earnings, their potential growth or the dividends they are paying. The fund concentrates a large portion of its assets in its ten largest holdings.

     . Vanguard/(R)/ LifeStrategy(R) Income Fund seeks to provide current income and some growth of capital. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to bonds and 20% to common stocks.

     . Vanguard/(R)/ LifeStrategy(R) Conservative Growth Fund seeks to provide current income and low to moderate growth of capital. The fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of about 40% of assets to bonds, 20% to short-term fixed income investments, and 40% to common stocks.

     . Vanguard/(R)/ LifeStrategy(R) Moderate Growth Fund seeks to provide growth of capital and a low to moderate level of current income. The fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of about 60% of assets to common stocks and 40% to bonds.

     . Vanguard/(R)/ LifeStrategy(R) Growth Fund seeks to provide growth of capital and some current income. The fund invests in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.

     . Vanguard/(R)/ Health Care Fund seeks to provide long-term capital appreciation. The Fund invests at least 80% of its assets in the stocks of companies principally engaged in the development, production, or distribution of products and services related to the health care industry. These companies include, among others, pharmaceutical firms, medical supply companies, and businesses that operate hospitals and other health care facilities. The Fund also considers companies engaged in medical, diagnostic, biochemical, and other research and development activities. The Fund's adviser strives for a balanced representation of the health care field, searching for the best values in the various subsectors of the industry. The Fund may invest up to 50% of its assets in foreign stocks.

     . Vanguard/(R)/ Dividend Growth Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term growth of capital and income. The Fund invests primarily in stocks that tend to offer current dividends. It focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically - but not always - will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

     . Vanguard/(R)/ Total International Stock Index Fund seeks to track the performance of the Total International Composite Index, which is a combination of the indexes tracked by the Vanguard European, Pacific, and Emerging Markets Stock Index Funds. The Fund employs a "passive management" - or indexing - investment approach. The Fund seeks to track the performance of the Total International Composite Index by Investing in three other Vanguard funds - the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund. These other funds have the respective objectives of tracking the Morgan Stanley Capital International/(R)/ ("MSCI") Europe Index, the MSCI/(R)/ Pacific Index, and the Select Emerging Markets Free Index, which together make up the Total International Composite Index. The Fund allocates all, or substantially all, of its assets among the European Stock Index Fund, the Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund, based on the market capitalization of European, Pacific, and emerging markets stocks in the Total International Composite Index.

     . Vanguard/(R)/ GNMA Fund seeks current income by investing at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans backed by the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (5 to 10 years).

     . Vanguard/(R)/ Inflation-Protected Securities Fund seeks to provide investors inflation protection and income consistent with investment in inflation indexed securities, at least 80% of its assets is in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

Each Fund is a member of the Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $500 billion. The Vanguard Group serves as the investment adviser to the Vanguard 500 Index Fund, the Vanguard Prime Money Market Fund, the Vanguard Small-Cap Growth Index Fund, the Vanguard Small-Cap Value Index Fund, Vanguard Inflation-Protected Securities Fund and the Vanguard Total Bond Market Index Fund. Vanguard manages these funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain of the funds employ external advisers. Schroder Investment Management North America Inc. serves as adviser to Vanguard International Growth Fund. PRIMECAP Management Company serves as adviser to Vanguard PRIMECAP Fund. Alliance Capital Management L.P. serves as adviser to Vanguard U.S. Growth Fund. Wellington Management Company, LLP serves as adviser to Vanguard Wellington Fund, Vanguard Health Care Fund, Vanguard Dividend Growth Fund and Vanguard GNMA Fund. Wellington Management Company, LLP and Sanford C. Bernstein & Co. serve as advisers to Vanguard Windsor Fund. The LifeStrategy Funds do not employ an investment adviser. The LifeStrategy/(R)/ Funds' board of trustees decides how to allocate their assets among the underlying funds. The Vanguard Group serves as the investment adviser for the underlying funds.

The Vanguard VIF Portfolios
---------------------------

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. They contain detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objectives of the funds available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

     . Vanguard VIF Money Market Portfolio seeks to provide income while maintaining liquidity and a stable share price of $1. The portfolio invests in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. government, securities issued by U.S. government agencies, or obligations issued by corporation. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry.

     . Vanguard VIF Short-Term Corporate Portfolio seeks to provide a high level of income and to preserve contract owners' principal. The Portfolio invests in a variety of high-quality, and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term corporate bonds and other corporate fixed income obligations. The dollar-weighted average maturity of the Portfolio's bonds is expected to range between 1 and 3 years. The adviser seeks to add value by adjusting the Portfolio's dollar-weighted average maturity within the 1- to 3-year range and by emphasizing sectors and individual securities that appear to offer good value.

     . Vanguard VIF Total Bond Market Index Portfolio seeks to track the performance of a broad market-weighted bond index. The Portfolio employs a "passive management" - or indexing- strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process, and at least 80% of the Portfolio's assets will be invested in bonds held in the Index. The Portfolio may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Portfolio's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

     . Vanguard VIF High Yield Bond Portfolio seeks to provide a high level of income. The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds - commonly known as "junk bonds"- with medium- and lower-range credit quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by Standard & Poor's . The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or that are unrated, convertible securities, and preferred stocks.

     . Vanguard VIF Balanced Portfolio seeks to conserve capital and to provide moderate, long-term growth of capital and income. The portfolio invests 60% to 70% of its assets in dividend paying and, to a lesser extent, non-dividend paying common stocks of established large and medium-size companies that, in the adviser's opinion, are undervalued but have prospects to improve. The remaining 30% to 40% of assets are invested primarily in high quality, intermediate- and long-term corporate bonds, with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.

     . Vanguard VIF Equity Income Portfolio seeks to provide a relatively high level of current income and the potential for long-term growth of capital and income. The Portfolio invests mainly in common stocks of established, medium-size and large U.S. companies that pay above-average levels of dividend income and have the potential for capital appreciation. The advisors select stocks whose dividend yields relative to the stock market are high in comparison with historical ranges. In addition, the adviser looks for companies that are committed to paying dividends consistently.

     . Vanguard VIF Diversified Value Portfolio seeks to provide long-term growth of capital. As a secondary objective, the Portfolio seeks to provide some dividend income. The Portfolio invests mainly in common stocks of large and medium-size companies whose stock are considered by the adviser to be undervalued and out of favor with investors. Such "value" stocks typically have above-average dividend yields and/or below-average prices in relation to such financial measures as earnings and book value.

     . Vanguard VIF Equity Index Portfolio seeks to provide long-term growth of capital and income by attempting to track the performance of a broad-based market index of stocks of large U.S. companies. The Portfolio employs a "passive management"- or indexing - investment approach, by holding all of the stocks in the Standard & Poor's 500 Index in about the same proportions as represented in the Index. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. For example, if a specific stock represented 3% of the S&P 500 Index, the Portfolio would invest 3% of its assets in that stock. All or substantially all of the Portfolio's assets will be invested in stocks that make up the Index.

     . Vanguard VIF MidCap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the MSCI/(R)/ US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

     . Vanguard VIF Growth Portfolio seeks to provide long term growth of capital. The portfolio invests mainly in large-capitalization stocks of seasoned U.S. companies with above-average earnings growth and reasonable stock prices.

     . Vanguard VIF Small Company Growth Portfolio seeks to provide long term growth of capital. The portfolio invests mainly in the stocks of smaller companies (market value of less than $1-2 billion at the time of purchase). These companies are considered by the advisers to have above average prospects for growth but often provide little or no dividend income.

     . Vanguard VIF International Portfolio seeks to provide long-term growth of capital. The Portfolio invests mainly in the stocks of seasoned companies located outside the

          United States. In selecting stocks, the investment advisers evaluate foreign markets around the world. Within markets regarded as having favorable investment climates, the advisers select companies with above-average growth potential whose stocks sell at reasonable prices.

     . Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital. The portfolio invests at least 98% of its assets in the stocks of real estate investment trust (REITs), which own office buildings, hotels, shopping centers, and other properties. The remaining assets are invested in cash investments. The Portfolio employs a "passive management" - or indexing - investment approach, by holding a mix of securities that seeks to track the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs. Holdings of the index, and thus of the Portfolio, are weighted according to each stock's market capitalization. The portfolio holds each stock found in the Index in approximately the same proportion as represented in the index itself.

     . Vanguard VIF Total Stock Market Index Portfolio seek to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management" - or indexing - investment approach. The Portfolio seeks to track the performance of the Wilshire 5000 Total Market Index by investing primarily in three Vanguard funds - Vanguard Total Stock Market Index Fund, Vanguard Variable Insurance Fund-Equity Index Portfolio, and Vanguard Extended Market Index Fund. The Wilshire 5000 Total market Index consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the NASDAQ over-the-counter market.

     . Vanguard VIF Capital Growth Portfolio seeks to prove long-term growth of capital. The Portfolio invests in stocks with above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of large- and mid-capitalization stocks.

The Vanguard Group serves as the investment adviser to the Vanguard VIF Equity Index Portfolio, the Vanguard VIF Mid-Cap Index Portfolio, the Vanguard VIF Money Market Portfolio, the Vanguard VIF REIT Index Portfolio, the Vanguard VIF Short Term Corporate Portfolio, the Vanguard VIF Total Stock Market Index Portfolio and the Vanguard VIF Total Bond Market Index Portfolio. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisers. PRIMECAP Management Company serves as adviser to the Vanguard VIF Capital Growth Portfolio. Alliance Capital Management L.P. serves as adviser to the Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as adviser to the Vanguard VIF High Yield Bond Portfolio and the Vanguard VIF Balanced Portfolio. Granahan Investment Management and Grantham, Mayo, Van Otterloo & Co. serve as advisers to the Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd. serve as advisers to the Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss serves as adviser to the Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and

Vanguard's Quantitative Equity Group serve as advisers to the Vanguard VIF Equity Income Portfolio.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of contract owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

                                  EXPENSES

     ----------------------------------------------------------------------
                              A closer look at
                The Costs of Investing in a Variable Annuity

     Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                       Summary of Costs of Investing
                              in the Contracts

          .    No sales load or sales charge
          .    No annual contract maintenance charge
          .    No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee)
          .    Maximum Annual Mortality and Expense Risk Charge: 1.25%
          .    Fees and expenses paid by the funds which ranged from 0.18%
               to 0.67% in the fiscal year ended December 31, 2002
     ----------------------------------------------------------------------


Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

     ----------------------------------------------------------------------
                              A Closer Look at
                   The Mortality and Expense Risk Charge

     The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live.

     The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the contract, but may not be enough to cover the actual costs of issuing and administering the contract.
     ----------------------------------------------------------------------


Premium Taxes

We will deduct from your premium payment any premium tax imposed on us by the state or locality where you reside. The state of New York currently imposes no premium taxes on annuity contracts.


Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds. These charges are described in the prospectuses for the Vanguard Funds and the Vanguard VIF Portfolios. The maximum fund expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size and nature of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                  THE CONTRACT


General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the contract using after-tax dollars (a non-qualified contract), or you may purchase the contract by "rolling over assets from another individual retirement annuity or from a qualified plan (a qualified contract).

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various funds may increase or decrease in value. If you allocate money to the funds, the amount of the variable annuity payments will depend on the investment performance of the funds you select.

The contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your contract will be for the same amount and will not vary with investment performance.


Who Should Purchase a Contract

The contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the contract as a non-qualified contract, with money generally from any source. Or, you may purchase the contract as a qualified contract such as an individual retirement annuity contract funded with rollovers from tax-qualified plans.

     ----------------------------------------------------------------------
                   A Few Things To Keep In Mind Regarding
                       Who Should Purchase A Contract

          . Under the contract, you will have access to your investment only through annuity payments, or certain other contract provisions discussed in your contract (and any applicable endorsements thereto).

          . The contract should only be purchased by individuals who will not need full access to their premium payment on an immediate basis.
     ----------------------------------------------------------------------

About the Contract

This prospectus describes a contract between you and the Company, the issuer of the contract. The contract may provide income payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified contracts is $20,000. We reserve the right to refuse your premium payment. In general, we will not issue a contract to anyone who is over age 80, but we reserve the right to lower or increase this age for new contracts.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your premium payment among the investment options. At the time of application, we must receive your premium payment before the contract will be effective. We will issue your contract and allocate your premium payment to the Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

Right to Return


If for any reason you are not satisfied with your contract, you may return it to us and we will refund your premium payment received by us, and any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience. Because you have this right, we will direct the portion of your initial net premium payment that is to be allocated to a variable investment option, to the Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. The allocation of your investment out of the Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Money Market Portfolio during the right to return period.



To exercise your right to return your contract, you must mail it directly to us at American International Life Assurance Company of New York, Attention: Pension Administration, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your contract is replacing an existing annuity or life policy, this period may be longer.


Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.


Market Timing

The contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges indefinitely with notice to prevent market timing efforts that could be harmful to other contract owners, annuitants and/or beneficiaries.


Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable annuity payments can be changed by transfers of fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a contract year. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

     ----------------------------------------------------------------------
                              A Closer Look At
                              Transfers Among
                        Variable Investment Options

          How transfers among variable investment options are effected:

          (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

          (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

          (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

          Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

          For example, let's say that you owned 500 Annuity Units in subaccount one ("s1"), valued at $2 per Annuity Unit, for a total of $1,000 in monthly income. You decide to transfer the entire amount in s1 to subaccount two ("s2"). Annuity Units in s2 are currently valued at $5 per Annuity Unit. Upon completion of the transfer, you will own 200 Annuity Units in s2 valued at $5 per Annuity Unit, for a total of $1,000 in monthly income.
     ----------------------------------------------------------------------

The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

Cancellation Rights

You have the right to cancel your contract if your group contract owner has made the right available to all members of your group. Otherwise, the cancellation rights described in this section do not apply to you.

Contract cancellation rights are subject to the following provisions:

Access To Your Money. Depending on whether you are the Annuitant, you may access your money by receiving annuity payments or, you as contract owner may cancel your contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your contract. It is available with both the variable and the fixed payouts under all annuity options. To elect a cancellation, the contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your contract, we will pay you a lump sum amount. No residual benefit under the contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed annuity payments, to be determined as follows.

(1) The value of future variable annuity payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine annuity payments, to the future variable annuity payments which are to be paid in accordance with the Annuity Income Option in effect when cancellation is requested. The amount of future variable annuity payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

(2) Fixed annuity payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the contract, to the remaining value of fixed annuity payments which is to be paid in accordance with the Annuity Income Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of annuity payments at the Contract Date. For example, if the current annuity purchase rates for fixed annuity payments is seven (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed annuity payments portion of your contract will be no less than four (4%) and no greater than ten (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your contract.


                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date. In addition, annuity payments must begin by the Annuitant's 80/th/ birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

We will make annuity payments to you as the Annuitant unless, in the case of non-qualified contracts only, you designate another person as Annuitant to receive them.

     ----------------------------------------------------------------------
                   A few things to keep in mind regarding
                              annuity payments

          . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

          . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

          . You may select an Annuity Payment Option and allocate your premium payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

          . If you chose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subacount.

          . If the postal or other delivery service is unable to deliver checks to the Payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.
     ----------------------------------------------------------------------

Annuity Payment Options

The contract currently offers the four annuity options described below. We may make other annuity options available subject to our discretion. Please refer to your contract specific materials for the annuity options available in your contract. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .    Option 1 - Life Annuity

          Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

     .    Option 2 - Life Annuity With A Guaranteed Number of Years

          Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

     .    Option 3 - Joint and Survivor Annuity

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

     .    Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
          Years

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continues to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this

          Option 4 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

     ----------------------------------------------------------------------
                    Something to Keep In Mind Regarding
                      Annuity Payment Options 3 and 4

     Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the annuity payments to be made to the Joint Annuitant, upon your death, will be:

          . equal to the annuity payments you were receiving while both you and the Joint Annuitant were alive; or

          . lower than the annuity payments you were receiving while both you and the Joint Annuitant were alive.

     All things being equal, annuity payments to you while both you and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.
     ----------------------------------------------------------------------

Annuity Units

Upon receiving your single premium payment, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each fund will vary from one Valuation Period to the next based on the investment experience of the assets in the fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

     . the portion of the premium allocated to provide variable annuity payments and the Assumed Investment Return;

     . the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

     .    the age and gender of the Annuitant (and Joint Annuitant, if any);

     .    the annuity option selected;

     .    the frequency of annuity payments;

     .    the deduction of applicable premium taxes; and

     .    the time period from the Contract Date to the Income Start Date

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.


Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

We generally do not offer contracts for sale in situations which, under current law, require gender-neutral benefits. As a result, for either fixed or variable Annuity Payments involving life income, the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants. However, we reserve the right to offer contracts to certain groups in situations which, under current law, may require gender-neutral benefits.


Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     . If value is transferred from one investment option to another. See the example under "A Closer Look At Transfers Among Variable Investment Options" in this prospectus.

     . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor annuity option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the premium payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

     ----------------------------------------------------------------------
                              Plain talk about
                      Assumed Investment Return or AIR

          . If you allocated a portion of your premium to Variable Annuity Income then you invested this premium into the Annuity Investment Options available and selected an Assumed Investment Return (AIR). Currently, we offer an AIR of 5% or an AIR of 3.5%. In the future we may make additional AIRs available.

          . We use the AIR to help us calculate your current and future Variable Annuity benefits. In order to calculate the benefit amounts we need a rate of return for the Annuity Investment Options you selected. Since we cannot know what the performance of the Investment Options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

          . For future Variable Annuity benefits, the AIR represents the total return after expenses of the Investment Options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your Annuity Investment Options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your Annuity Investment Options is less than the AIR, then your benefit payment will decrease.


     Selecting an AIR - Pros and Cons
     --------------------------------

          . If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.

          . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

          . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.
     ----------------------------------------------------------------------

                              ACCESS TO YOUR MONEY


Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.


Deferment of Payments

We may delay making fixed payments from your contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your contract or processing transfer requests for an undetermined period of time when:

     . the New York Stock Exchange is closed (other than weekend and holiday closings);

     .    trading on the New York Stock Exchange is restricted;

     . an emergency exists such that disposal of or determination of the value of shares of the funds is not reasonably practicable;

     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT


Death Within Six Months of the Contract Date

If your group contract owner has made the cancellation right, discussed earlier on in this prospectus, available to all members of your group, the following six month death benefit provision will apply to you.

If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your contract is issued), we will pay a lump sum death benefit in the event that the Annuitant or Joint Annuitant dies within six (6) months of the Contract Date. The benefit shall be payable to the Owner, if living, or if not, to the Beneficiary.

The amount of the lump sum death benefit will be determined by

     . calculating the actuarial present value of future variable annuity payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

     . adding to that, the amount of premium allocated to pay fixed annuity payments, minus any fixed annuity payments already made.

No residual benefit under the contract will remain once a cancellation or a death benefit has been requested and paid during this six month period.


Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the contract will be canceled and we will pay you a refund equal to your premium payment adjusted for any investment performance and any accumulated interest.

If your contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

     ----------------------------------------------------------------------
                                A word about
                              Joint Annuitants

     The contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

          .    Annuity Payment Option 3 - Joint and Survivor Annuity; or

          . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed number of Years.

     If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the contract will have no effect on the benefits due under the contract.

          .    Annuity Payment Option 1 - Life Annuity; or

          . Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of Years.

     See "Annuity Payment Options" in this prospectus.
     ----------------------------------------------------------------------

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the Beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. The Annuitant may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                   PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the MSCI MidCap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. Not all of the information we have included may be applicable to your contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified as explained below.

     ----------------------------------------------------------------------
                     Tax Treatment of Distributions --
                            Qualified Contracts

     If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

          .    Individual Retirement Annuities ("IRAs");

          . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

          .    Keogh Plans; and

          . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.
     ----------------------------------------------------------------------

Distributions In General

Generally, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

     ----------------------------------------------------------------------
     This additional tax does not apply:

          . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

          .    where the taxpayer is age 59 1/2 or older;

          .    where payment is made on account of death;

          . where the payment is made on account of the taxpayer's disability;

          . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

          .    in some cases, upon separation from service on or after age
               55; or

          .    certain other limited circumstances.
     ----------------------------------------------------------------------

Withdrawals Where Income Start Date Is After Age 591/2 -- No 10% Tax Penalty
----------------------------------------------------------------------------
Applies
-------

Where the Income Start Date is after age 59 1/2, the 10% penalty tax will not apply because of the age 59 1/2 exception described above.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Partial Withdrawal
-------------------------------------------------------------------------------
Or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies
----------------------------------------------------------------------

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

     ----------------------------------------------------------------------
     Example: Individual A is age 57 1/2 when he begins to receive annual -------- annuity payments of $10,000 from a traditional IRA. Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.
     ----------------------------------------------------------------------

Individual Retirement Annuities
-------------------------------

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract.

Rollovers
---------

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions -- Non-Qualified Contracts

General
-------

For annuity payments, generally a portion of each payment will be considered a return of your premium payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable annuity payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your premium payment has been recovered tax-free, the full amount of subsequent annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders
-------------------

For payments made upon complete surrender of the annuity contract, the taxable portion is the amount received in excess of the remaining investment in the contract.

Partial Withdrawal - 100% Taxable
---------------------------------

As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the contract.

A Partial Withdrawal or Surrender May Trigger an Additional 10% Tax Penalty
---------------------------------------------------------------------------
Unless an Exception Applies
---------------------------

If a taxable distribution is made under the contract, an additional tax of 10% of the amount of the taxable distribution may apply.


     ----------------------------------------------------------------------
     This additional tax does not apply where:

          . the payment is made under an immediate annuity contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

          . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

          .    the taxpayer is age 59 1/2 or older;

          .    the payment is made on account of the taxpayer's disability;

          .    the payment is made on account of death;

          .    or in certain other circumstances.
     ----------------------------------------------------------------------

It should be noted that a partial withdrawal or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 591/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or full surrender of the contract. You should also seek the advice of your tax adviser.

     ----------------------------------------------------------------------
     Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.
     ----------------------------------------------------------------------

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the funds are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION


American International Life Assurance Company of New York


We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is One ALICO Plaza, 600 King Street, Wilmington DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to contract owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity contract. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each fund in whose corresponding subaccount you have value. We determine the number of fund shares that are attributable to you by dividing the corresponding value in a particular fund by the net asset value of one fund share. After the Income Start Date, we determine the number of fund shares that are attributable to you by dividing the reserve maintained in a particular fund to meet the obligations under the contract by the net asset value of one fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a fund will receive proxy material, reports and other materials relating to the appropriate funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the contracts.

American International Life Assurance Company of New York will not pay any commission to entities that sell the contracts. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

                              FINANCIAL STATEMENTS

Financial statements of American International Life Assurance Company of New York and are included in the SAI, which may be obtained without charge by calling (877) 299-1724 or writing to American International Life Assurance Company of New York, Attention: Pension Administration, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES


As of the date of this Prospectus, there were no outstanding accumulation unit values.

                                   APPENDIX B

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 6%, 6.58%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 6%, 6.58%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the funds' management fees and operating expenses at an annual rate of approximately 0.33% of the average daily net assets of the funds. Actual fees and expenses of the funds associated with your contract may be more or less than 0.33%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.33% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.58%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single premium payment is allocated to a variable annuity option. The second assumes that 50% of the single premium payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single premium payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments use an assumed investment return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity option are generally higher than initial payments under a variable annuity option.

These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $675.60

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                       Monthly Payments
                              With an Assumed Rate of Return of:
                              ---------------------------------

                                                            Gross
                                   -----------------------------------------------------------
                                    0.00%     6.58%     6.00%     8.00%     10.00%     12.00%
Payment    Calendar    Attained    -------   -------   -------   -------   --------   --------
 Year        Year        Year                                Net
-------    --------    --------    -----------------------------------------------------------
                                   -1.58%     5.00%     4.42%     6.42%      8.42%     10.42%
                                   -------   -------   -------   -------   --------   --------
   1         2000         65        591.52    591.52    591.52    591.52     591.52     591.52
   2         2001         66        558.26    591.52    592.55    603.98     615.41     626.84
   3         2002         67        526.87    591.52    593.58    616.70     640.26     664.27
   4         2003         68        497.24    591.52    594.61    629.69     666.12     703.93
   5         2004         69        469.28    591.52    595.65    642.95     693.02     745.96
  10         2009         74        351.36    591.52    600.84    713.58     844.74     996.90
  15         2014         79        263.08    591.52    606.09    791.96    1029.66    1332.26
  20         2019         84        196.97    591.52    611.37    878.95    1255.07    1780.43


The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $372.82. The monthly guaranteed payment of $372.82 is being provided by the $50,000 applied under the fixed annuity option.

                                       Monthly Payments
                              With an Assumed Rate of Return of:
                              ---------------------------------

                                                            Gross
                                   -----------------------------------------------------------
                                    0.00%     6.58%     6.00%     8.00%     10.00%     12.00%
Payment    Calendar    Attained    -------   -------   -------   -------   --------   --------
 Year        Year        Year                                Net
-------    --------    --------    -----------------------------------------------------------
                                   -1.58%     5.00%     4.42%     6.42%      8.42%     10.42%
                                   -------   -------   -------   -------   --------   --------
  1          2000         65        669.58    669.58    669.58    669.58     669.58     669.58
  2          2001         66        652.95    669.58    670.09    675.81     681.52     687.24
  3          2002         67        637.25    669.58    670.61    682.17     693.95     705.95
  4          2003         68        622.44    669.58    671.13    688.67     706.88     725.79
  5          2004         69        608.46    669.58    671.64    695.30     720.33     746.80
 10          2009         74        549.50    669.58    674.24    730.61     796.19     872.27
 15          2014         79        505.36    669.58    676.86    769.80     888.65    1039.95
 20          2019         84        472.31    669.58    679.51    813.30    1001.36    1264.03


The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Variable monthly annuity payment on the date of the illustration: $631.50

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                       Monthly Payments
                              With an Assumed Rate of Return of:
                              ---------------------------------

                                                            Gross
                                   -----------------------------------------------------------
                                    0.00%     6.58%     6.00%     8.00%     10.00%     12.00%
Payment    Calendar    Attained    -------   -------   -------   -------   --------   --------
 Year        Year        Year                                Net
-------    --------    --------    -----------------------------------------------------------
                                   -1.58%     5.00%     4.42%     6.42%      8.42%     10.42%
                                   -------   -------   -------   -------   --------   --------
   1         2000         60        547.02    547.02    547.02    547.02     547.02     547.02
   2         2001         61        516.26    547.02    547.97    558.54     569.11     579.68
   3         2002         62        487.23    547.02    548.92    570.31     592.10     614.30
   4         2003         63        459.83    547.02    549.88    582.32     616.01     650.98
   5         2004         64        433.97    547.02    550.84    594.58     640.89     689.85
  10         2009         69        324.93    547.02    555.64    659.90     781.19     921.91
  15         2014         74        243.29    547.02    560.49    732.38     952.20    1232.03
  20         2019         79        182.16    547.02    565.38    812.83    1160.65    1646.49

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate.

No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $352.12. The monthly guaranteed payment of $352.12 is being provided by the $50,000 applied under the fixed annuity option.

                                       Monthly Payments
                              With an Assumed Rate of Return of:
                              ---------------------------------

                                                            Gross
                                   -----------------------------------------------------------
                                    0.00%     6.58%     6.00%     8.00%     10.00%     12.00%
Payment    Calendar    Attained    -------   -------   -------   -------   --------   --------
 Year        Year        Year                                Net
-------    --------    --------    -----------------------------------------------------------
                                   -1.58%     5.00%     4.42%     6.42%      8.42%     10.42%
                                   -------   -------   -------   -------   --------   --------
   1         2000         60        625.63    625.63    625.63    625.63     625.63     625.63
   2         2001         61        610.25    625.63    626.10    631.39     636.67     641.96
   3         2002         62        595.73    625.63    626.58    637.27     648.16     659.26
   4         2003         63        582.03    625.63    627.05    643.27     660.12     677.60
   5         2004         64        569.10    625.63    627.53    649.41     672.56     697.04
  10         2009         69        514.58    625.63    629.94    682.06     742.71     813.07
  15         2014         74        473.76    625.63    632.36    718.31     828.22     968.13
  20         2019         79        443.19    625.63    634.81    758.53     932.44    1175.36


The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION............................................................3
   American International Life Assurance Company of New York...................3
   Distributor.................................................................3
   Potential Conflicts.........................................................3

ANNUITY PROVISIONS.............................................................4
   Variable Annuity Payments...................................................4
   Annuity Unit Value..........................................................4
   Net Investment Factor.......................................................4
   Misstatement of Age or Sex..................................................5
   Evidence of Survival........................................................5

FINANCIAL STATEMENTS...........................................................5

                                   PROSPECTUS

                                November 3, 2003

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    issued by
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                   through its
                               VARIABLE ACCOUNT A


This prospectus describes a single premium immediate variable annuity contract offered to individuals within groups. The minimum initial premium is $20,000. Additional premiums are not accepted. Please read this prospectus carefully before investing and keep it for future reference.

The description of the contract in this prospectus is fully applicable to your certificate and the word "contract" includes any such certificate.

The contract is only available as a qualified contract, such as an individual retirement annuity contract funded with rollovers from tax-qualified plans.

The contract provides several options for annuity payments beginning on the Income Start Date. You select the annuity option at the time of purchase and annuity payments must begin within 12 months of the Contract Date.

The contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the contract is not suitable as a short-term investment.

Contracts and/or certain contract features, offered by this prospectus, may not be available in all states.

The contract has 26 investment options - 25 variable investment options and one fixed investment option. You may allocate your money to up to 9 options. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic annuity payments will change depending on the investment performance of the mutual funds you select. You bear the investment risk. The variable investment options are mutual funds from Alliance, American Funds, Liberty, Franklin Templeton, MFS, Putnam and OppenheimerFunds.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated November 3, 2003. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (877) 299-1724 or write to us at American International Life Assurance Company of

New York, Attention: Pension Administration, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801 (telephone: 877-299-1724).


In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal or reduced income. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


DEFINITIONS ...................................................................5

SUMMARY OF THE CONTRACT .......................................................7
   Purpose of the Annuity Contract ............................................7
   Type of Contract ...........................................................7
   Purchase of the Contract ...................................................7
   The Investment Options .....................................................7
   Expenses ...................................................................8
      Mortality and Expense Risk Charge .......................................8
      Premium Tax Charge ......................................................8
      Other Expenses ..........................................................8
   Right to Examine ...........................................................8
   Cancellation Rights ........................................................8
   Inquiries and Contract Owner and Annuitant Information .....................9

FEE TABLES ....................................................................9

CONDENSED FINANCIAL INFORMATION ..............................................10

INVESTMENT OPTIONS ...........................................................10
   Variable Investment Options ...............................................10
   Fixed Investment Option ...................................................14

EXPENSES .....................................................................15
   Mortality and Expense Risk Charge .........................................15
   Premium Taxes .............................................................16
   Income Taxes ..............................................................16
   Fund Expenses .............................................................16
   Reduction of Certain Charges and Additional Amounts Credited ..............16

THE CONTRACT .................................................................16
   General Description .......................................................16
   Who Should Purchase a Contract ............................................17
   About the Contract ........................................................17
   Purchasing a Contract .....................................................17
   Allocation of Premium .....................................................17
   Right to Return ...........................................................18
   Market Timing .............................................................18
   Transfers Among Investment Options ........................................18
   Cancellation Rights .......................................................19
      Access To Your Money ...................................................19
      Cancellation Of The Contract ...........................................19
      Computing the Cancellation Value .......................................20
      Taxes ..................................................................20

ANNUITY PAYMENTS .............................................................21
   Generally .................................................................21
   Annuity Payment Options ...................................................21
   Annuity Units .............................................................23
   Determination of the Initial Annuity Payment ..............................23
   Impact of Annuitant's Age on Annuity Payments .............................23
   Impact of Annuitant's Gender on Annuity Payments ..........................24
   Impact of Length of Payment Periods on Annuity Payments ...................24
   Determination of Subsequent Variable Annuity Payments .....................24
   Assumed Investment Return .................................................25

ACCESS TO YOUR MONEY .........................................................26
   Generally .................................................................26
   Deferment of Payments .....................................................26

DEATH BENEFIT ................................................................27
   Death Within Six Months of the Contract Date ..............................27
   Death Prior to Income Start Date ..........................................27
   Death of Owner After the Income Start Date ................................28
   Death of Annuitant After the Income Start Date ............................28
   Designation of Beneficiary ................................................28

PERFORMANCE ..................................................................29

TAXES ........................................................................30
   Introduction ..............................................................30
   Annuity Contracts in General ..............................................30
   Diversification and Investor Control ......................................32
   Withholding ...............................................................33

OTHER INFORMATION ............................................................33
   American International Life Assurance Company of New York .................33
   Ownership .................................................................34
   Voting Rights .............................................................34
   Distribution of the Contract ..............................................34
   Legal Proceedings .........................................................35

FINANCIAL STATEMENTS .........................................................35

APPENDIX A ...................................................................36

APPENDIX B ...................................................................37

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .................43

                                   DEFINITIONS


We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.


Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the contract, but in some circumstances the owner may not be the Annuitant. In addition, certain annuity options under the contract permit a Joint Annuitant.

Annuity Payment Option - The method in which you choose to receive your stream of annuity payment(s).

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Start Date.

Assumed Investment Return - The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.


Company - American International Life Assurance Company of New York, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.


Contract Anniversary - An anniversary of the date we issued your contract.

Contract Date - The date your contract is issued and becomes effective.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of your next variable annuity payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable annuity payments (monthly, quarterly, semi-annual or annual basis), which is specified in your contract.

Income Start Date - The date on which annuity payments begin. You choose this date when you purchase the contract. Because the contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that annuity payments begin for an indefinite period of time.)

Premium Payment - Money sent to us to be invested in your contract. Because the contract is a single premium contract, you are permitted to make only one premium payment to us.

Premium Tax - A tax charged by a state or municipality on Premium Payments.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Issue Date, when you may return your contract to the Company.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                             SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the contract. You can find additional information later in this prospectus, in the SAI, and in the contract. This prospectus applies principally to the variable investment options and related aspects of the contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity contract described in this prospectus provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

The contract is intended for people who want to provide a stream of income payments, generally for retirement but also for other long-term purposes.

Type of Contract

If you are eligible, you may purchase the contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 plans, or IRAs.

Purchase of the Contract

The minimum amount to purchase a contract is $20,000. We reserve the right to accept a premium payment below that amount or reject a premium payment in excess of limits we establish from time to time. In general, we will not issue a contract to anyone who is over age 80, but reserve the right to increase or decrease that age.

The Investment Options

When you purchase the contract, you may allocate your premium payment to our variable account to provide a variable annuity. Our variable account is divided into subaccounts, 25 of which are offered under the contract. Each of the 25 subaccounts invests exclusively in shares of a specific fund. For more information, refer to the Funds' prospectuses. The funds currently offered are:

AllianceBernstein Premier Growth Fund                  American Funds Washington Mutual
American Funds AMCAP Fund*                             Investors Fund
American Funds The Bond Fund of America*               Templeton Foreign Fund
American Funds Capital World Growth and Income Fund*   Franklin Gold and Precious Metals Fund
American Funds EuroPacific Growth Fund*                Mutual Financial Services Fund
American Funds The Investment Company of America*      Liberty High Yield Securities Fund
American Funds The New Economy Fund*                   Liberty Newport Tiger Fund
American Funds SMALLCAP World Fund*                    MFS Emerging Growth Fund

MFS New Discovery Fund*                                Putnam Health Sciences Trust
MFS Research Fund                                      Putnam International Voyager Fund
Centennial Money Market Trust                          Putnam Voyager Fund
Oppenheimer International Bond Fund                    Putnam Voyager Fund II
Oppenheimer Strategic Income Fund
The Putnam Fund for Growth and Income

* Only available to Contract Owners who owned shares of the Fund in the A.G. Edwards qualified plan immediately prior to purchasing this contract.

Allocating part or all of your premium payment to a subaccount means you have elected, at least in part, a variable annuity. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your premium payment to the general account and elect a fixed annuity payment. Under this option, the periodic amount you receive will not change.

Expenses

The company does not deduct a sales load from your premium payment, but does deduct the following charges in connection with the contract. For additional information, see "EXPENSES" further on in this prospectus.


Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.


Premium Tax Charge. Certain states assess a premium tax charge for premium payments made under the contract. If applicable, the premium tax will be deducted from your single premium payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine

You may cancel your contract within ten days after receiving it (or longer if your state requires). We will refund your premium payment, adjusted as required by your contract. See "Right to Return" further on in this prospectus.


Cancellation Rights

You may have the right to cancel your contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

Inquiries and Contract Owner and Annuitant Information

For more information about the contracts, you can contact us by writing to American International Life Assurance Company of New York at its Pension Administration Department, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. You can also call American International Life Assurance Company of New York at 1-877-299-1724.


                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

--------------------------------------------------------------------------------
                       Maximum Owner Transaction Expenses
--------------------------------------------------------------------------------
                Charge                                    Amount
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a                     None
percentage of purchase payments)
--------------------------------------------------------------------------------
Transfer Fee                                               $10
                                           (There is no charge for the first 12
                                              transfers each contract year;
                                           thereafter, we reserve the right to
                                            charge a fee of $10 per transfer.)
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

--------------------------------------------------------------------------------
                        Variable Account Annual Expenses
                   (as a percentage of average account value)
--------------------------------------------------------------------------------
                 Charge                                   Amount
--------------------------------------------------------------------------------
Maximum Mortality and Expense Risk Fees                     1.25%
--------------------------------------------------------------------------------
   Total Variable Account
   Annual Expenses                                          1.25%
--------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the funds for the fiscal year ended December 31, 2002. Current and future expenses for the funds may be higher or lower than those shown.

--------------------------------------------------------------------------------
                          Annual Fund Fees and Expenses
                (expenses that are deducted from the Fund assets)
--------------------------------------------------------------------------------
Charge                                         Maximum              Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses              1.80%                0.59%
(expenses that are deducted from
portfolio assets include management
fees, distribution (12b-1) fees, and
other expenses)
--------------------------------------------------------------------------------

Details concerning each Fund's specific fees and expenses are contained in the funds' prospectuses accompanying this contract prospectus.

                         CONDENSED FINANCIAL INFORMATION

Historical accumulation unit values are contained in Appendix A.

                               INVESTMENT OPTIONS

Variable Investment Options

Variable Account A
------------------

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to New York insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Funds
---------

Each fund is a mutual fund registered with the SEC. The funds' investment advisers may compensate us for providing administrative services in connection with the funds offered under the contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the funds before investing. They contain detailed information regarding management of the Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Funds. Below is a summary of the investment objectives of the Funds available under the contract. There is no assurance that any of these Funds will achieve its stated objectives.

Alliance Capital
----------------

AllianceBernstein Premier Growth Fund - seeks long-term growth of capital by investing predominately in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth.

The Fund's investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

The American Funds Group
------------------------

American Funds AMCAP Fund - seeks to make your investment grow over time by investing primarily in stocks of U.S. companies with a record of above average long-term growth. The fund is designed for investors seeking capital appreciation through investments in stocks.

American Funds The Bond Fund of America - seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests the majority of its assets in bonds rated A and above. The fund may also invest in lower rated bonds. The fund is designed for investors seeking income and more price stability than that offered by stocks and capital preservation over the long term.

American Funds Capital World Growth and Income Fund - seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world. The fund is designed for investors seeking both capital appreciation and income.

American Funds EuroPacific Growth Fund - seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Rim. The fund is designed for investors seeking capital appreciation and diversification through investments in stocks of issuers based outside the U.S.

American Funds The Investment Company of America - seeks to make your investment grow and provide you with income over time by investing primarily in common stocks that offer growth and dividend potential. The fund is designed for investors seeking both capital appreciation and income.

American Funds The New Economy Fund - seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Funds SMALLCAP World Fund - seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks.

American Funds Washington Mutual Investors Fund - seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that meet the listing requirements of the New York Stock Exchange and have a strong record of earnings and dividends. The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks.

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to these funds and other funds including those in The American Funds Group.

Franklin Templeton Investments
------------------------------

Templeton Foreign Fund - seeks long-term capital growth. Under normal market conditions, the fund invests mainly in the in the equity securities of companies locate outside the U.S., including emerging markets. Effective July 31, 2002, the fund will invest, under normal circumstances, at least 80% of its net assets in 'foreign securities,' which may include emerging markets.

Franklin Gold and Precious Metals Fund - primarily seeks capital appreciation. Its secondary goal is to provide shareholders with current income through dividends or interest received from its investments. Under normal market conditions, the fund invests at least 80% of its net assets in investments of gold and precious metals operation companies.

Franklin Mutual Financial Services Fund - primarily seeks capital appreciation, which may occasionally be short-term. Its secondary goal is income. Under normal market conditions, the fund invests at least 80% of its total assets in securities of financial services companies believed to be at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

The Templeton Foreign Fund is managed by Templeton Global Advisors Limited.. The Franklin Gold and Precious Metals Fund is managed by Franklin Advisers, Inc. Franklin Mutual Financial Services Fund is managed by Franklin Mutual Advisers, LLC.

Liberty Funds
-------------

Liberty High Yield Securities Fund- seeks high current income and total return. The fund invests primarily in lower rated corporate debt securities. The fund may invest in equity securities to seek capital appreciation and may also invest in securities issued or guaranteed by foreign governments or foreign companies, including securities issued in emerging market countries.

Liberty Newport Tiger Fund - seeks capital appreciation. Under normal market conditions, the fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The fund typically purchases stocks of quality growth companies.

Newport Fund Management, Inc. is the Investment Advisor for the Liberty Newport Tiger Fund. Colonial Management Associates Inc. is the investment advisor for the Liberty High Yield Securities Fund.

MFS Funds
---------

MFS Emerging Growth Fund - seeks long-term growth of capital. The fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as long preferred stock, convertible securities and depository receipts for those securities, of emerging growth companies.

MFS New Discovery Fund - seeks capital appreciation. The fund invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies. (Only available to Contract Owners who owned shares of the Fund in a qualified plan immediately prior to purchasing this contract.)

MFS Research Fund - seeks long-term growth of capital and future income. The fund invests at least 80% of its total assets in common stocks and related securities. The fund focuses on companies believed to have favorable prospects for long-term growth, attractive valuation based on current and expected earnings or cash flow, dominant or growing market share and superior management.

The funds' investment adviser is Massachusetts Financial Services Company.

OppenheimerFunds
----------------

Centennial Money Market Trust - a money market mutual fund that seeks maximum current income that is consistent with low capital risk and stability of principal. The Trust invests in short-term, high quality "money market" instruments.

Oppenheimer International Bond Fund - primarily seeks total return. As a secondary objective, the fund seeks income when consistent with total return. The fund invests mainly in debt securities of foreign government and corporate issuers.

Oppenheimer Strategic Income Fund - seeks high current income by investing mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower rated high yield securities of U.S. and foreign companies.

The funds are managed by Oppenheimer Funds, Inc.

Putnam Funds
------------

The Putnam Fund for Growth and Income - seeks capital growth and current income. It invests mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

Putnam Health Sciences Trust - seeks capital appreciation. It invests mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks.

Putnam International Voyager Fund - seeks long-term capital appreciation. It invests mainly in common stocks of companies outside the United States.

Putnam Voyager Fund - seeks capital appreciation. It invests mainly in common stocks of U.S. companies, with a focus on growth stocks.

Putnam Voyager Fund II - seeks capital appreciation. It invests mainly in common stocks of U.S. companies with a focus on growth stocks.

The funds are managed by Putnam Investment Management, LLC.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of contract owners like you, as well as claims made by our other creditors.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

                                    EXPENSES

     ----------------------------------------------------------------------
                                A Closer Look at
                  The Costs of Investing in a Variable Annuity

     Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
                          Summary of Costs of Investing
                                in the Contracts

     .    No sales load or sales charge
     .    No annual contract maintenance charge
     . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee)
     .    Maximum Annual Mortality and Expense Risk Charge: 1.25%
     . Fees and expenses paid by the funds which ranged from 0.59% to 1.80% in the fiscal year ended December 31, 2002
     ----------------------------------------------------------------------


Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 1.25%. The charge compensates us for the expenses of administering the contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

     ----------------------------------------------------------------------
                                A Closer Look at
                      The Mortality and Expense Risk Charge

     The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live.

     The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the contract, but may not be enough to cover the actual costs of issuing and administering the contract.
     ----------------------------------------------------------------------

Premium Taxes

We will deduct from your premium payment any premium tax imposed on us by the state or locality where you reside. The state of New York currently imposes no premium taxes on annuity contracts.


Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds. These charges are described in the Fund prospectuses. The maximum portfolio expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size and nature of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

Any reduction or elimination may be withdrawn or modified by us.

                                  THE CONTRACT

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the contract by "rolling over" assets from another individual retirement annuity or from a qualified plan.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various funds may increase or decrease in value. If you allocate money to the funds, the amount of the variable annuity payments will depend on the investment performance of the funds you select.

The contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your contract will be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You may purchase the contract as a qualified contract such as an individual retirement annuity contract funded with rollovers from tax-qualified plans.

     ----------------------------------------------------------------------
                     A Few Things To Keep In Mind Regarding
                         Who Should Purchase A Contract

          . Under the contract, you will have access to your investment only through annuity payments, or certain other contract provisions discussed in your contract (and any applicable endorsements thereto).

          . The contract should only be purchased by individuals who will not need full access to their premium payment on an immediate basis.

     ----------------------------------------------------------------------

About the Contract

This prospectus describes a contract between you and the Company, the issuer of the contract. The contract may provide income payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for qualified contracts is $20,000. We reserve the right to refuse your premium payment. In general, we will not issue a contract to anyone who is over age 80, but we reserve the right to lower or increase this age for new contracts.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your premium payment among the investment options. At the time of application, we must receive your premium payment before the contract will be effective. We will issue your contract and allocate your premium payment within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until we get all the necessary information obtained.

Right to Return


If for any reason you are not satisfied with your contract, you may return it to us and we will refund your premium payment received by us, and any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience. Because you have this right, we will direct the portion of your initial net premium payment that is to be allocated to a variable investment option, to the Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. The allocation of your investment out of the Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Money Market Portfolio during the right to return period.

To exercise your right to return your contract, you must mail it directly to us at American International Life Assurance Company of New York, Attention: Pension Administration, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your contract is replacing an existing annuity or life policy, this period may be longer.

Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges indefinitely with notice to prevent market timing efforts that could be harmful to other contract owners, annuitants and/or beneficiaries.


Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable annuity payments can be changed by transfers of fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a contract year. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

     ----------------------------------------------------------------------
                                A Closer Look At
                                 Transfers Among
                           Variable Investment Options

          How transfers among variable investment options are effected:

          (A) The number of Annuity Units in the subaccount from which the Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

          (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

          (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

          Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Unit Value, is the minimum number of Annuity Units that may be transferred.

          For example, let's say that you owned 500 Annuity Units in subaccount one ("s1"), valued at $2 per Annuity Unit, for a total of $1,000 in monthly income. You decide to transfer the entire amount in s1 to subaccount two ("s2"). Annuity Units in s2 are currently valued at $5 per Annuity Unit. Upon completion of the transfer, you will own 200 Annuity Units in s2 valued at $5 per Annuity Unit, for a total of $1,000 in monthly income.
     ----------------------------------------------------------------------

The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.


Cancellation Rights

You have the right to cancel your contract if your group contract owner has made the right available to all members of your group. Otherwise, the cancellation rights described in this section do not apply to you.

Contract cancellation rights are subject to the following provisions:

Access To Your Money. Depending on whether you are the Annuitant, you may access your money by receiving annuity payments or, you as contract owner may cancel your contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your contract. It is available with both the variable and the fixed payouts under all annuity options. To elect a cancellation, the contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your contract, we will pay you a lump sum amount. No residual benefit under the contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed annuity payments, to be determined as follows.

(1) The value of future variable annuity payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine annuity payments, to the future variable annuity payments which are to be paid in accordance with the Annuity Income Option in effect when cancellation is requested. The amount of future variable annuity payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

(2) Fixed annuity payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the contract, to the remaining value of fixed annuity payments which is to be paid in accordance with the Annuity Income Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of annuity payments at the Contract Date. For example, if the current annuity purchase rates for fixed annuity payments is seven (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed annuity payments portion of your contract will be no less than four (4%) and no greater than ten (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your contract.

                                ANNUITY PAYMENTS

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semiannual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date. In addition, annuity payments must begin by the Annuitant's 80/th/ birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

We will make annuity payments to you as the Annuitant.

     ----------------------------------------------------------------------
                     A Few Things to Keep in Mind Regarding
                                Annuity Payments

     . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

     . You may select an Annuity Payment Option and allocate your premium payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

     . If you choose both a fixed and a variable payment option premium that you allocate to the fixed account may not be reallocated to another subaccount.

     . If the postal or other delivery service is unable to deliver checks to the Payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the Payee's responsibility to keep the Company informed of their current address or active bank account location.
---------------------------------------------------------------------------

Annuity Payment Options

The contract currently offers the four annuity options described below. We may make other annuity options available subject to our discretion. Please refer to your contract specific materials for the annuity options available in your contract. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .    Option 1 - Life Annuity

          Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

     .    Option 2 - Life Annuity With A Guaranteed Number of Years

          Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

     .    Option 3 - Joint and Survivor Annuity

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

     .    Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
          Years

          Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant, and for as long thereafter, as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

     ----------------------------------------------------------------------
                       Something to Keep In Mind Regarding
                         Annuity Payment Options 3 and 4

     Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the annuity payments to be made to the Joint Annuitant, upon your death, will be:

     (A) equal to the annuity payments you were receiving while both you and the Joint Annuitant were alive; or

     (B) lower than the annuity payments you were receiving while both you and the Joint Annuitant were alive.

     All things being equal, annuity payments to you while both you and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.
     ----------------------------------------------------------------------

Annuity Units

Upon receiving your single premium payment, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each fund will vary from one Valuation Period to the next based on the investment experience of the assets in the fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

     . the portion of the premium allocated to provide variable annuity payments and the Assumed Investment Return;

     . the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

     .    the age and gender of the Annuitant (and Joint Annuitant, if any);

     .    the annuity option selected;

     .    the frequency of annuity payments;

     .    the deduction of applicable premium taxes; and

     .    the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

We generally do not offer contracts for sale in situations which, under current law, require gender-neutral benefits. As a result, for either fixed or variable Annuity Payments involving life income, the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants. However, we reserve the right to offer contracts to certain groups in situations which, under current law, may require gender-neutral benefits.


Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     . If value is transferred from one investment option to another. See the example under "A Closer Look At Transfers Among Variable Investment Options" in this prospectus.

     . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor annuity option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the premium payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

     ----------------------------------------------------------------------
                                Plain Talk About
                        Assumed Investment Return or AIR

     If you allocated a portion of your premium to Variable Annuity Income then you invested this premium into the Annuity Investment Options available and selected an Assumed Investment Return (AIR). Currently, we offer an AIR of 5% or an AIR of 3.5%. In the future we may make additional AIRs available.

     . We use the AIR to help us calculate your current and future Variable Annuity benefits. In order to calculate the benefit amounts we need a rate of return for the Annuity Investment Options you selected. Since we cannot know what the performance of the Investment Options will be in the future, we make an assumption, and this assumption is called the Assumed Investment Return.

     . For future Variable Annuity benefits, the AIR represents the total return after expenses of the Investment Options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your Annuity Investment Options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your Annuity Investment Options is less than the AIR, then your benefit payment will decrease.

     Selecting an AIR - Pros and Cons
     --------------------------------

     . If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.

     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.
     ----------------------------------------------------------------------

                            ACCESS TO YOUR MONEY


Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select.


Deferment of Payments

We may delay making fixed payments from your contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your contract or processing transfer requests for an undetermined period of time when:

     . the New York Stock Exchange is closed (other than weekend and holiday closings);

     .    trading on the New York Stock Exchange is restricted;

     . an emergency exists such that disposal of or determination of the value of shares of the funds is not reasonably practicable;

     .    the SEC by order so permits for the protection of investors.

                                  DEATH BENEFIT


Death Within Six Months of the Contract Date

If your group contract owner has made the cancellation right, discussed earlier on in this prospectus, available to all members of your group, the following six month death benefit provision will apply to you.

If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your contract is issued), we will pay a lump sum death benefit in the event that the Annuitant or Joint Annuitant dies within six (6) months of the Contract Date. The benefit shall be payable to the Owner, if living, or if not, to the Beneficiary.

The amount of the lump sum death benefit will be determined by

     . calculating the actuarial present value of future variable annuity payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

     . adding to that, the amount of premium allocated to pay fixed annuity payments, minus any fixed annuity payments already made.

No residual benefit under the contract will remain once a cancellation or a death benefit has been requested and paid during this six month period.

Death Prior to Income Start Date

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the contract will be canceled and we will pay you a refund equal to your premium payment adjusted for any investment performance and any accumulated interest.


If your contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

     ----------------------------------------------------------------------
                                  A Word About
                                Joint Annuitants

     The contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

     .    Annuity Payment Option 3 - Joint and Survivor Annuity; or

     . Annuity Payment Option 4 - Joint and Survivor Annuity With A Guaranteed Number of Years.

     If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the contract will have no effect on the benefits due under the contract.

     .    Annuity Payment Option 1 - Life Annuity; or

     . Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of Years.

     See "Annuity Payment Options" in this prospectus.
     ----------------------------------------------------------------------

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the Beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. The Annuitant may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

     (1) the MSCI MidCap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

     (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

     (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

     (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                      TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. Not all of the information we have included may be applicable to your contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out.

     ----------------------------------------------------------------------
                        Tax Treatment of Distributions --
                               Qualified Contracts

     If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities ("IRAs");

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .    Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.
     ----------------------------------------------------------------------

Distributions In General
------------------------

Generally, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

     ----------------------------------------------------------------------
     This additional tax does not apply:

          . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary;

          .    where the taxpayer is age 591/2 or older;

          .    where payment is made on account of death;

          . where the payment is made on account of the taxpayer's disability;

          . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

          .    in some cases, upon separation from service on or after age
               55; or

          .    certain other limited circumstances.
     ----------------------------------------------------------------------

Withdrawals Where Income Start Date Is After Age 591/2 -- No 10% Tax Penalty
----------------------------------------------------------------------------
Applies
-------

Where the Income Start Date is after age 591/2, the 10% penalty tax will not apply because of the age 591/2 exception described above.

Withdrawals Where Income Start Date Is Before Age 591/2 -- A Partial Withdrawal
-------------------------------------------------------------------------------
Or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies
----------------------------------------------------------------------

If the Income Start Date is before age 591/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the contract after the Income Start Date but before the later of the taxpayer's reaching age 591/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the contract. You should also contact your tax adviser before taking partial withdrawals or surrenders.

     ----------------------------------------------------------------------
     Example:  Individual A is age 571/2 when he begins to receive annual
     ------- annuity payments of $10,000 from a traditional IRA. Since this is a qualified contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 571/2, 581/2 and
               591/2,respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 601/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.
     ----------------------------------------------------------------------

Individual Retirement Annuities
-------------------------------

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 701/2, and must also begin required distributions at that age. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract.

Rollovers
---------

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the funds are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                OTHER INFORMATION

American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. Our principal business address is One ALICO Plaza, 600 King Street, Wilmington DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to contract owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes a group single premium immediate variable annuity contract. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the fund shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the fund shares in our own right, we may elect to do so.

Prior to the Income Start Date, you have a voting interest in each fund in whose corresponding subaccount you have value. We determine the number of fund shares that are attributable to you by dividing the corresponding value in a particular fund by the net asset value of one fund share. After the Income Start Date, we determine the number of fund shares that are attributable to you by dividing the reserve maintained in a particular fund to meet the obligations under the contract by the net asset value of one fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each fund.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a fund will receive proxy material, reports and other materials relating to the appropriate funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for American International Life Assurance Company of New York's other separate accounts and for the separate accounts of certain American International Life Assurance Company of New York affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the contracts.

American International Life Assurance Company of New York will not pay any commission to entities that sell the contracts. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

American International Life Assurance Company of New York is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, American International Life Assurance Company of New York believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American International Life Assurance Company of New York's results of operations and financial position.

The distributor of the contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

                              FINANCIAL STATEMENTS

Financial statements of American International Life Assurance Company of New York are included in the SAI, which may be obtained without charge by writing to American International Life Assurance Company of New York, Attention: Pension Administration, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801 (telephone 877-299-1724).

The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES

As of the date of this Prospectus, there were no outstanding accumulation unit values.

                                   APPENDIX B

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable annuity payments under the contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.82%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.82%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the funds' management fees and operating expenses at an annual rate of approximately 1.07% of the average daily net assets of the funds. Actual fees and expenses of the funds associated with your contract may be more or less than 1.07%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 1.07% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.32%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single premium payment is allocated to a variable annuity option. The second assumes that 50% of the single premium payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single premium payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments use an assumed investment return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity option are generally higher than initial payments under a variable annuity option.

These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply to your group.

                          ANNUITY PAYMENT ILLUSTRATION
                                (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration: $591.52

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                                 Monthly Payments
                                        With an Assumed Rate of Return of:
                                        ---------------------------------

                                                                          Gross
                                       ---------------------------------------------------------------------------
                                          0.00%        5.82%        6.00%        8.00%      10.00%        12.00%
  Payment     Calendar     Attained    ----------   ----------   ----------   ----------   ----------   ----------
   Year         Year         Year                                          Net
----------   ----------   ----------   ---------------------------------------------------------------------------
                                         -2.32%        3.50%        3.68%        5.68%       7.68%         9.68%
                                       ----------   ----------   ----------   ----------   ----------   ----------
     1          2000          65           591.52       591.52       591.52       591.52       591.52       591.52
     2          2001          66           558.26       591.52       592.55       603.98       615.41       626.84
     3          2002          67           526.87       591.52       593.58       616.70       640.26       664.27
     4          2003          68           497.24       591.52       594.61       629.69       666.12       703.93
     5          2004          69           469.28       591.52       595.65       642.95       693.02       745.96
    10          2009          74           351.36       591.52       600.84       713.58       844.74       996.90
    15          2014          79           263.08       591.52       606.09       791.96      1029.66      1332.26
    20          2019          84           196.97       591.52       611.37       878.95      1255.07      1780.43

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                    Sex: Male
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $747.64

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Monthly annuity payments will vary with investment performance, but will never be less than $373.82. The monthly guaranteed payment of $373.82 is being provided by the $50,000 applied under the fixed annuity option.

                                                 Monthly Payments
                                        With an Assumed Rate of Return of:
                                        ---------------------------------

                                                                          Gross
                                       ---------------------------------------------------------------------------
                                          0.00%        5.82%        6.00%        8.00%      10.00%        12.00%
  Payment     Calendar     Attained    ----------   ----------   ----------   ----------   ----------   ----------
   Year         Year         Year                                          Net
----------   ----------   ----------   ---------------------------------------------------------------------------
                                         -2.32%        3.50%        3.68%        5.68%       7.68%         9.68%
                                       ----------   ----------   ----------   ----------   ----------   ----------
     1          2000          65           669.58       669.58       669.58       669.58       669.58       669.58
     2          2001          66           652.95       669.58       670.09       675.81       681.52       687.24
     3          2002          67           637.25       669.58       670.61       682.17       693.95       705.95
     4          2003          68           622.44       669.58       671.13       688.67       706.88       725.79
     5          2004          69           608.46       669.58       671.64       695.30       720.33       746.80
    10          2009          74           549.50       669.58       674.24       730.61       796.19       872.27
    15          2014          79           505.36       669.58       676.86       769.80       888.65      1039.95
    20          2019          84           472.31       669.58       679.51       813.30      1001.36      1264.03

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                                 (100% VARIABLE)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 100% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Variable monthly annuity payment on the date of the illustration: $547.02

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                                 Monthly Payments
                                        With an Assumed Rate of Return of:
                                        ---------------------------------

                                                                          Gross
                                       ---------------------------------------------------------------------------
                                          0.00%        5.82%        6.00%        8.00%       10.00%       12.00%
  Payment     Calendar     Attained    ----------   ----------   ----------   ----------   ----------   ----------
   Year         Year         Year                                          Net
----------   ----------   ----------   ---------------------------------------------------------------------------
                                         -2.32%        3.50%        3.68%        5.68%        7.68%        9.68%
                                       ----------   ----------   ----------   ----------   ----------   ----------
     1          2000          60           547.02       547.02       547.02       547.02       547.02       547.02
     2          2001          61           516.26       547.02       547.97       558.54       569.11       579.68
     3          2002          62           487.23       547.02       548.92       570.31       592.10       614.30
     4          2003          63           459.83       547.02       549.88       582.32       616.01       650.98
     5          2004          64           433.97       547.02       550.84       594.58       640.89       689.85
    10          2009          69           324.93       547.02       555.64       659.90       781.19       921.91
    15          2014          74           243.29       547.02       560.49       732.38       952.20      1232.03
    20          2019          79           182.16       547.02       565.38       812.83      1160.65      1646.49

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                          ANNUITY PAYMENT ILLUSTRATION
                            (50% VARIABLE/50% FIXED)
                        Single Premium Payment: $100,000
                                   Sex: Female
                                     Age: 65
         Annuity Option Selected: Life Annuity With 10 Years Guaranteed
                        Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $704.23

Illustrative amounts below assume that 50% of the single premium payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant:
3.5%

Monthly annuity payments will vary with investment performance, but will never be less than $352.12. The monthly guaranteed payment of $352.12 is being provided by the $50,000 applied under the fixed annuity option.

                                                 Monthly Payments
                                        With an Assumed Rate of Return of:
                                        ---------------------------------

                                                                          Gross
                                       ---------------------------------------------------------------------------
                                          0.00%        5.82%        6.00%        8.00%       10.00%       12.00%
  Payment     Calendar     Attained    ----------   ----------   ----------   ----------   ----------   ----------
   Year         Year         Year                                          Net
----------   ----------   ----------   ---------------------------------------------------------------------------
                                         -2.32%        3.50%        3.68%        5.68%        7.68%        9.68%
                                       ----------   ----------   ----------   ----------   ----------   ----------
     1          2000          60           625.63       625.63       625.63       625.63       625.63       625.63
     2          2001          61           610.25       625.63       626.10       631.39       636.67       641.96
     3          2002          62           595.73       625.63       626.58       637.27       648.16       659.26
     4          2003          63           582.03       625.63       627.05       643.27       660.12       677.60
     5          2004          64           569.10       625.63       627.53       649.41       672.56       697.04
    10          2009          69           514.58       625.63       629.94       682.06       742.71       813.07
    15          2014          74           473.76       625.63       632.36       718.31       828.22       968.13
    20          2019          79           443.19       625.63       634.81       758.53       932.44      1175.36

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the variable account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION............................................................3
   American International Life Assurance Company of New York...................3
   Distributor.................................................................3
   Potential Conflicts.........................................................3

ANNUITY PROVISIONS.............................................................4
   Variable Annuity Payments...................................................4
   Annuity Unit Value..........................................................4
   Net Investment Factor.......................................................4
   Misstatement of Age or Sex..................................................5
   Evidence of Survival........................................................5

FINANCIAL STATEMENTS...........................................................5

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 3, 2003

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    issued by

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

                                   through its

                               VARIABLE ACCOUNT A

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American International Life Assurance Company of New York Variable Account A describing the group immediate variable annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated November 3, 2003, call us at (877) 299-1724 or write to us at American International Life Assurance Company of New York, Attention: Variable Products, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. Terms used in this SAI have the same meaning as are defined in the prospectus under the heading "Definitions."

                                TABLE OF CONTENTS


GENERAL INFORMATION ..........................................................3
     American International Life Assurance Company of New York ...............3
     Distributor .............................................................3
     Potential Conflicts .....................................................3

ANNUITY PROVISIONS ...........................................................4
     Variable Annuity Payments ...............................................4
     Annuity Unit Value ......................................................4
     Net Investment Factor ...................................................4
     Misstatement of Age or Sex ..............................................5
     Evidence of Survival ....................................................5

FINANCIAL STATEMENTS .........................................................5

                              GENERAL INFORMATION

American International Life Assurance Company of New York

A description of American International Life Assurance Company of New York and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account A.

Distributor

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American International Life Assurance Company of New York ("AI Life") (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for AI Life's other separate accounts and for the separate accounts of certain AI Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AI Life will not pay any commission to entities that sell the contracts. Payments may be made for services not directly related to the sale of the contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts and qualified pension and retirement plans to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts or plans might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

                               ANNUITY PROVISIONS


Variable Annuity Payments

A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each annuity payment determined by our currently used annuity rate factor and the Annuity Unit values.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit value is being determined; and

     (b)  is the Assumed Investment Return for such Valuation Period.

The Assumed Investment Return adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)is equal to:

          (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

          (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same
                Valuation Period, plus or minus

          (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

     (b)is equal to:

          (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     (c)is equal to the mortality and expense risk charge rate for the valuation period.

The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Sex

We will require proof of the age and sex of the Annuitant before making any annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                              FINANCIAL STATEMENTS

The consolidated balance sheets of AI Life at December 31, 2002 and 2001 and the related statements of income, capital funds, comprehensive income and cash flows for each of the periods in the three years ended December 31, 2002, appearing herein, have been audited by PricewaterhouseCoopers LLP ("PWC"), independent accountants, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein. PWC is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002.

No financial statements of Variable Account A are included in ths SAI because, at the date of this SAI, none of the subaccounts of Variable Account A offered under the Contract had any activity.


Financial Statements of                                             Page to see
American International Life Assurance Company of New York           in this SAI
------------------------------------------------------------------  -----------

Report of Independent Accountants ................................      F-2
Balance Sheets ...................................................      F-3
Statements of Income .............................................      F-5
Statements of Capital Funds ......................................      F-6
Statements of Cash Flows .........................................      F-7
Statements of Comprehensive Income ...............................      F-8
Notes to Financial Statements ....................................      F-9

                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)







                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                        Report of Independent Accountants

To the Stockholders and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also as discussed in Note 2 to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" in 2001.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------


Houston, Texas
February 13, 2003

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)


                                                                           December 31,            December 31,
                                                                               2002                    2001
                                                                           ------------            ------------
Assets

Investments and cash:
Fixed maturities:
        Bonds available for sale, at market value                            $7,414,518            $6,171,000
        (cost: 2002 - $7,082,775; 2001 - $6,111,388)
Equity securities, at market value                                                9,635                22,556
         (cost: 2002 - $9,631; 2001 - $24,733)
Mortgage loans on real estate, net of allowance
         (2002 - $19,000; 2001 - $19,000)                                       366,162               383,481
Policy loans                                                                     10,360                10,212
Other invested assets                                                            68,021               154,914
Derivative assets, at market                                                          -                 2,416
Short-term investments, at cost (approximates market value)                      32,277                68,620
Cash                                                                                  -                    12
                                                                             ----------            ----------

    Total investments and cash                                                7,900,973             6,813,211


Investment income due and accrued                                               114,389                96,854
Reinsurance assets                                                               44,125               195,857
Deferred policy acquisition costs                                               173,205               198,453
Income taxes receivable                                                               -                25,043
Amounts due from related parties                                                      -                24,898
Separate and variable accounts                                                  196,146               297,407
Other assets                                                                      8,714                16,781
                                                                             ----------            ----------

                                    Total assets                             $8,437,552            $7,668,504
                                                                             ==========            ==========








                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)



                                                                            December 31,           December 31,
                                                                               2002                    2001
                                                                            -----------            -----------
Liabilities

  Policyholders' contract deposits                                           $5,167,321              $4,363,237
  Future policy benefits for life and accident
    and health insurance contracts                                            2,169,296               2,202,712
  Reserve for unearned premiums                                                   6,159                   7,188
  Policy and contract claims                                                     53,222                 157,777
  Income taxes payable                                                            8,136                       -
  Amounts due to related parties                                                  1,943                       -
  Separate and variable accounts                                                196,146                 297,407
  Derivative liabilities, at market                                              12,602                       -
  Other liabilities                                                             101,996                  67,183
                                                                             ----------              ----------


                                    Total liabilities                         7,716,821               7,095,504
                                                                             ----------              ----------




Capital funds

  Common stock, $200 par value; 16,125 shares
       authorized, issued and outstanding                                         3,225                   3,225
  Additional paid-in capital                                                    238,025                 197,025
  Retained earnings                                                             313,776                 333,626
  Accumulated other comprehensive income                                        165,705                  39,124
                                                                             ----------              ----------

                                    Total capital funds                         720,731                 573,000
                                                                             ----------              ----------


Total liabilities and capital funds                                          $8,437,552              $7,668,504
                                                                             ==========              ==========





                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)



                                                                            Years ended December 31,
                                                        -------------------------------------------------------------
                                                            2002                     2001                    2000
                                                        ------------             ------------            ------------

Revenues:
  Premiums and other considerations                      $ 216,291                $  503,560               $236,174
  Net investment income                                    540,971                   483,261                454,863
  Realized capital gains (losses)                         (142,314)                   55,478                (60,266)
                                                         ---------                ----------               --------


          Total revenues                                   614,948                 1,042,299                630,771
                                                         ---------                ----------               --------


Benefits and expenses:
  Death and other benefits                                 324,161                   297,624                263,403
  Increase in future policy benefits
     and policyholders' contract deposits                  277,655                   536,386                272,537
  Insurance acquisition and other
     operating expenses                                     44,144                    75,819                 83,144
                                                         ---------                ----------               --------

          Total benefits and expenses                      645,960                   909,829                619,084
                                                         ---------                ----------               --------


Income (loss) before income taxes                          (31,012)                  132,470                 11,687
                                                         ---------                ----------               --------

Income taxes:

   Current                                                  25,774                    48,632                 13,372
   Deferred                                                (36,936)                   (2,052)                (8,833)
                                                         ---------                ----------               --------

          Total income tax expense (benefit)               (11,162)                   46,580                  4,539
                                                         ---------                ----------               --------

Net income (loss) before cumulative effect
               of accounting changes                       (19,850)                   85,890                  7,148
Cumulative effect of accounting changes,
               net of tax                                        -                   (17,241)                     -
                                                         ---------                ----------               --------

Net income (loss)                                        $ (19,850)               $   68,649               $  7,148
                                                         =========                ==========               ========




                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)



                                                                              Years ended December 31,
                                                        -------------------------------------------------------------
                                                            2002                      2001                   2000
                                                        ------------              ------------          -------------

Common stock

Balance at beginning and end of year                       $  3,225                  $  3,225              $  3,225
                                                           --------                  --------              --------




Additional paid-in capital

Balance at beginning of year                                197,025                   197,025               197,025
Capital contributions from parent                            41,000                         -                     -
                                                           --------                  --------              --------
Balance at end of year                                      238,025                   197,025               197,025
                                                           --------                  --------              --------


Retained earnings

Balance at beginning of year                                333,626                   264,977               277,829
Net income                                                  (19,850)                   68,649                 7,148
Dividends to stockholders                                         -                         -               (20,000)
                                                           --------                  --------              --------

Balance at end of year                                      313,776                   333,626               264,977
                                                           --------                  --------              --------


Accumulated other comprehensive income

  Balance at beginning of year                               39,124                    35,623               (59,831)
   Change in net unrealized appreciation of
      investments - net of reclassifications                205,565                     2,590               146,932
         Deferred income tax expense on
           above changes                                    (69,223)                     (659)              (51,478)
   Change in net derivative (losses) gains
        arising from cash flow hedging activities           (15,017)                    2,416                     -
         Deferred income tax benefit (expense)
           on above changes                                   5,256                      (846)                    -
                                                           --------                  --------              --------

   Balance at end of year                                   165,705                    39,124                35,623
                                                           --------                  --------              --------


               Total capital funds                         $720,731                  $573,000              $500,850
                                                           ========                  ========              ========




                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                                      Years ended December 31,
                                                                         -------------------------------------------------
                                                                             2002              2001               2000
                                                                         ------------      ------------       ------------

Cash flows from operating activities:
  Net income (loss)                                                     $   (19,850)        $    68,649         $   7,148
                                                                        -----------         -----------         ---------

Adjustments to reconcile net income to net cash provided by operating activities:
    Non-cash revenues, expenses, gains and losses included in income:
         Change in insurance reserves                                      (139,000)            179,216           133,793
         Change in accounting principles                                          -              26,524                 -
         Change in premiums and insurance balances
            receivable and payable - net                                      4,573              (3,344)            4,662
         Change in reinsurance assets                                       151,731             155,870           (45,063)
         Change in deferred policy acquisition costs                        (43,531)            (33,119)            6,635
         Change in investment income due and accrued                        (17,535)             (7,491)           (6,861)
         Realized capital (gains) losses                                    142,314             (55,478)           60,266
         Change in income taxes - net                                       (30,621)            (16,076)             (295)
         Change in reserves for commissions, expenses and taxes              (2,058)               (825)              568
         Change in other assets and liabilities - net                       104,809             (54,963)           35,850
                                                                        -----------         -----------         ---------
    Total adjustments                                                       170,682             190,314           189,555
                                                                        -----------         -----------         ---------
Net cash provided by operating activities                                   150,832             258,963           196,703
                                                                        -----------         -----------         ---------

Cash flows from investing activities:
     Cost of fixed maturities, sold                                       1,731,449           1,684,605           281,411
     Cost of fixed maturities, matured or redeemed                          759,609             423,471           462,195
     Cost of equity securities sold                                          15,402              18,572             3,047
     Cost of real estate sold                                                36,746               1,522             2,786
     Realized capital gains (losses)                                       (142,314)             55,478           (60,266)
     Purchase of fixed maturities                                        (3,447,345)         (3,053,470)         (848,607)
     Purchase of equity securities                                             (519)             (5,068)           (1,182)
     Purchase of real estate                                                      -             (23,799)                -
     Mortgage loans funded                                                  (30,695)            (20,175)         (108,183)
     Repayments of mortgage loans                                            48,014             109,270            96,067
     Change in policy loans                                                    (148)                269              (496)
     Change in short-term investments                                        36,342             (45,114)          120,260
     Change in other invested assets                                         47,336              16,324           (28,228)
     Other - net                                                            (49,805)              8,433           (21,027)
                                                                        -----------         -----------         ---------
 Net cash used in investing activities                                     (995,928)           (829,682)         (102,223)
                                                                        -----------         -----------         ---------


Cash flows from financing activities:
 Net deposits to policyholder contracts                                     804,084             570,722           (74,716)
 Additional paid-in-capital                                                  41,000                   -                 -
 Dividends to stockholders                                                        -                   -           (20,000)
                                                                        -----------         -----------         ---------
    Net cash provided by  (used in) financing activities                    845,084             570,722           (94,716)
                                                                        -----------         -----------         ---------

Change in cash                                                                  (12)                  3              (236)
Cash at beginning of year                                                        12                   9               245
                                                                        -----------         -----------         ---------
Cash at end of year                                                     $         -         $        12         $       9
                                                                        ===========         ===========         =========




                 See accompanying notes to financial statements

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)



                                                                           Years ended December 31,
                                                          ------------------------------------------------------------
                                                              2002                     2001                   2000
                                                          ------------             ------------          -------------

Comprehensive income

Net income (loss)                                          $(19,850)                  $68,649              $  7,148
                                                           --------                   -------              --------



Other comprehensive income

Change in net unrealized appreciation of
     investments - net of reclassifications                 205,565                     2,590               146,932
      Deferred income tax expense on
         above changes                                      (69,223)                     (659)              (51,478)
Change in net derivative (losses) gains
    arising from cash flow hedging activities               (15,017)                    2,416                     -
      Deferred income tax benefit (expense)
         on above changes                                     5,256                      (846)                    -
                                                           --------                   -------              --------

  Other comprehensive income                                126,581                     3,501                95,454
                                                           --------                   -------              --------

 Comprehensive income                                      $106,731                   $72,150              $102,602
                                                           ========                   =======              ========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                         NOTES TO FINANCIAL STATEMENTS

1.  Nature of Business

        American International Life Assurance Company of New York (the "Company") is part of the Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), it's ultimate parent. The company, domiciled in New York, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable and terminal funding annuities, and structured settlement contracts. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in American Samoa, Virgin Island, Canada and Guam.

2.  Summary of Significant Accounting Policies

    (a) Basis of Presentation: The financial statements of the Company have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

    (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market values. Dividend income is generally recognized when receivable. Short-term investments consists of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates market.

        Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred acquisition cost amortization and deferred income taxes in capital funds currently.

        Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net fair value.

        In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a cumulative effect of an accounting change adjustment loss of $17.2 million, net of tax.

        Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and an allowance for uncollectible loans. Interest income on such loans is accrued currently.

        Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy

        Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using the equity method, which approximates fair value

    (c) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company adjusts DAC amortization for non-traditional products (a "DAC unlocking") when estimates of current or future gross profits are revised. The DAC asset is reviewed at least annually for recoverability based on the profitability (both current and projected future) of the underlying contracts.

        With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

    (d) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

    (e) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

        Amounts received for non-traditional products are classified as deposits to policyholders' contracts instead of revenue. Revenues for these contracts are included in premiums and other considerations and consist of mortality, expense and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortized DAC.

        For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, gross premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

        Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums.

        A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the GMDB) that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. The Company reports GMDB-related benefits in the period incurred, and therefore does not record a liability for future benefits. GMDB-related variable annuity contractholder benefits were $428,627, $35,729 and $0 for the years ended December 31, 2002, 2001, and 2000, respectively.

    (f) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

    (g) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who predominantly bear the investment risk. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

        The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

    (h) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

    (i) Derivatives: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities"
        (FAS 133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" (FAS 138).

        Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. AI Life did not hold any derivatives at January 1, 2001 and as a result did not have a cumulative effect of accounting change.

        On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or a cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

        The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

        During 2002, there were no hedges that were discontinued or otherwise no longer qualify as hedges under FAS 133 and FAS 138. With respect to fair value hedges, hedge ineffectiveness was insignificant during 2002.

    (j) Reclassifications: Certain amounts in the 2001 and 2000 financial statements have been reclassified to conform with the 2002 presentation. Such reclassifications had no effect on capital funds, net income (loss) or cash flows.

    (k) New Accounting Standards:
        In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" (FAS 142). As of January 1, 2002, the Company adopted FAS 142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in FAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The impact of the adoption of FAS 142, with respect to the Company's results of operations and financial condition was not deemed significant.

        In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN45). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be established and recognized through earnings. FIN45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN45 on its results of operations and financial condition will not be significant.

        In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN46). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity (VIE) if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

        The provisions of FIN46 are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN46 applies to the fiscal quarter ended September 30, 2003. For any VIEs that must be consolidated under FIN46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

        The Company is currently evaluating the impact of applying FIN46 to existing VIEs in which it has a variable interest, if any, and believes that the impact on its results of operations and financial condition will not be significant.

3.  Investment Information

    (a) Statutory Deposits: Securities with a carrying value of $4,156,000 and $4,108,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2002 and 2001, respectively.

    (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                                                 Years ended December 31,
                                                                       -----------------------------------------
                                                                       2002                2001              2000
                                                                       ----                ----              ----

        Fixed maturities                                             $490,780            $424,858          $398,501
        Equity securities                                                 860               2,986             3,074
        Mortgage loans                                                 31,862              41,159            40,595
        Real estate                                                     1,461               4,297             1,979
        Policy loans                                                      738                 752               742
        Cash and short-term investments                                 2,029               3,348             5,829
        Other invested assets                                          15,353              12,246             9,055
                                                                     --------            --------          --------
               Total investment income                                543,083             489,646           459,775

        Investment expenses                                             2,112               6,385             4,912
                                                                     --------            --------          --------

               Net investment income                                 $540,971            $483,261          $454,863
                                                                     ========            ========          ========



    (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2002, 2001 and 2000 are summarized below (in thousands):


                                                                                Years ended December 31,
                                                                       ---------------------------------------
                                                                       2002               2001             2000
                                                                       ----               ----             ----
        Realized gains (losses) on investments:

        Fixed maturities                                            $ (89,412)            $13,081          $(57,820)
        Equity securities                                              (2,904)             17,722               340
        Real estate                                                      (648)             (1,522)           (2,786)
        Other invested assets                                               -              26,526                 -
        Deferred policy acquisition costs                             (49,350)               (329)                -
                                                                    ---------             -------          --------
        Realized gains (losses)                                     $(142,314)            $55,478          $(60,266)
                                                                    =========             =======          ========

        Change in unrealized appreciation (depreciation) of investments:

        Fixed maturities                                            $ 272,131            $ 90,452          $ 72,175
        Equity securities                                               2,181             (18,446)            5,341
        Other invested assets                                               -             (69,416)           69,416
        Deferred policy acquisition costs                             (68,692)                  -                 -
        Negative investment in minority interest                          (55)                  -                 -
        Derivative assets                                             (15,017)              2,416                 -
                                                                    ---------            --------          --------
        Change in unrealized appreciation
                (depreciation) of investments                       $ 190,548            $  5,006          $146,932
                                                                     ========            ========          ========


        During 2002, 2001 and 2000, gross gains of $67,334,000, $84,375,000 and
        $4,565,000, respectively, and gross losses of $156,746,000, $71,294,000 and $62,385,000, respectively, were realized on dispositions of fixed maturities. The 2002, 2001 and 2000 losses include writedowns of $82,854,000, 24,800,000 and 27,049,000, respectively for certain securities available for sale, which experienced a decline in value that are deemed other than temporary.

        During 2002, 2001 and 2000, gross gains of $465,000, $17,722,000 and
        $340,000, respectively, and gross losses of $3,369,000, $0 and $0, respectively, were realized on dispositions of equity securities.

    (d) Market Value of Fixed Maturities and Unrealized Appreciation of
        Investments: The amortized cost and estimated market values of investments in fixed maturities at December 31, 2002 and 2001 are as follows (in thousands):

                                                                            Gross             Gross         Estimated
        2002                                             Amortized        Unrealized       Unrealized         Market
        ----                                                Cost            Gains            Losses            Value
                                                         ---------        ----------       ----------       ----------

        Fixed maturities:
           U.S. Government and government
               agencies and authorities                  $   62,559         $ 13,823        $      5        $   76,377
           Foreign Governments                               17,310            1,189               1            18,498
           States, municipalities and
               political subdivisions                       154,479           20,956               -           175,435
           Mortgage-backed securities                       979,866           69,388           1,868         1,047,386
           All other corporate                            5,868,561          398,024         169,763         6,096,822
                                                         ----------         --------       ---------        ----------

        Total fixed maturities                           $7,082,775         $503,380        $171,637        $7,414,518
                                                         ==========         ========        ========        ==========

        Equity securities                                $    9,631         $     53        $     49        $    9,635
                                                         ==========         ========        ========        ==========




                                                                            Gross             Gross         Estimated
        2001                                             Amortized        Unrealized       Unrealized         Market
        ----                                                Cost            Gains            Losses            Value
                                                         ---------        ----------       ----------       ----------
       Fixed maturities:
           U.S. Government and government
               agencies and authorities                  $   55,427         $  9,676        $      7        $   65,096
           States, municipalities and
               political subdivisions                       126,214           12,273              76           138,411
           Mortgage-backed securities                     1,067,915           26,061           8,433         1,085,543
           All other corporate                            4,861,832          163,842         143,724         4,881,950
                                                         ----------         --------        --------        ----------

        Total fixed maturities                           $6,111,388         $211,852        $152,240        $6,171,000
                                                         ==========         ========        ========        ==========

        Equity securities                                $   24,733         $    792        $  2,969        $   22,556
                                                         ==========         ========        ========        ==========


        The amortized cost and estimated market value of fixed maturities available for sale at December 31, 2002, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                             Estimated
                                                                     Amortized                 Market
                                                                        Cost                   Value
                                                                     ---------               ----------

        Due in one year or less                                       $  524,428              $  548,347
        Due after one year through five years                          1,497,403               1,567,221
        Due after five years through ten years                         2,116,790               2,214,465
        Due after ten years                                            2,944,154               3,084,485
                                                                      ----------              ----------
                                                                      $7,082,775              $7,414,518
                                                                      ==========              ==========

    (e) Net Unrealized Gains (losses) on Fixed Maturities and Equity Securities:
        Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 are as follows (in thousands):

                                                                2002                 2001                 2000
                                                                ----                 ----                 ----
        Gross unrealized gains                               $ 503,433            $ 212,644            $ 189,844
        Gross unrealized losses                               (171,686)            (155,209)            (204,196)
        Deferred policy acquisition costs                      (68,692)                   -                    -
        Deferred income tax benefit (expense)                  (89,176)             (20,102)               5,023
                                                             ---------            ---------            ---------
           Net unrealized gains (losses)
                on securities                                $ 173,879            $  37,333            $  (9,329)
                                                             =========            =========            =========

    (f) CMOs: CMOs are primarily U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2002 and 2001.

        At December 31, 2002, the gross weighted average coupon of this portfolio was 6.54.

    (g) Fixed Maturities Below Investment Grade: At December 31, 2002 and 2001, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $648,746,000 and $546,951,000, respectively, and an aggregate market value of $556,530,000 and $480,045,000, respectively.

    (h) Non-income Producing Assets: Non-income producing assets were insignificant.

    (i) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 2002 (in thousands).

        Metropolitan Life                               $84,966
        Washington Mutual                                79,430


4.  Deferred Policy Acquisition Costs

    The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                                                 Years ended December 31,
                                                                       ------------------------------------------
                                                                       2002               2001               2000
                                                                       ----               ----               ----

    Balance at beginning of year                                     $198,453            $165,349            $172,009
    Acquisition costs deferred                                         59,400              60,106              28,615
    Amortization charged to income                                    (15,160)            (26,358)            (35,275)
    Effect of net unrealized gains/losses                             (68,692)                  -                   -
    Deferred policy acquisition costs transfer for
     terminated reinsurance                                              (796)               (644)                  -
                                                                     --------            --------            --------
    Balance at end of year                                           $173,205            $198,453            $165,349
                                                                     ========            ========            ========

    For the year ended December 31, 2002, the Company recorded an adjustment to deferred policy acquisition costs with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income. Similar adjustments have not been recorded in prior years, as the comparable amounts were not material to the deferred policy acquisition costs balance or equity.

    During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain group accident and health business. The Company released deferred policy acquisition costs totaling $796,000 recorded with respect to this treaty.

5.  Future Policy Benefits and Policyholder Contract Deposits

    (a) The analysis of the future policy benefits and policyholder contract deposits liabilities as at December 31, 2002 and 2001 follows (in thousands):

                                                        2002                    2001
                                                        ----                    ----

        Future policy benefits:

        Ordinary life                               $   39,631              $   92,314
        Group life                                      18,825                  15,636
        Life contingent annuities                      967,828                 907,098
        Terminal funding                             1,122,367               1,136,799
        Accident and health                             20,645                  50,865
                                                    ----------              ----------
                                                    $2,169,296              $2,202,712
                                                    ==========              ==========

        Policyholder contract deposits:

        Annuities                                   $4,547,062              $3,670,060
        Guaranteed investment contracts (GICs)         436,758                 533,379
        Universal life                                 111,579                 107,830
        Corporate owned life insurance                  30,904                  29,294
        Other investment contracts                      41,018                  22,674
                                                    ----------              ---------
                                                    $5,167,321              $4,363,237
                                                    ==========              ==========


    (b) The liability for future policy benefits has been established based upon the following assumptions:

      (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 12.2 percent and grade to not greater than 7.5 percent.

     (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 2.5 percent.

    (c) The liability for policyholder contract deposits has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 6.25 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

     (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.5 percent to 10.25 percent and maturities range from 3 to 7 years.

     (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2001 was 6.07 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.9 percent to 6.75 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

6.  Income Taxes

    (a) Income tax liabilities were as follows (in thousands):


                                                                                        Years ended December 31,
                                                                                      ----------------------------
                                                                                      2002                    2001
                                                                                      ----                    ----

         Current tax liabilities (receivables)                                      $ (5,769)              $ (12,084)
                                                                                    --------                --------
         Deferred applicable to:
             Net income                                                              (64,839)                 (33,907)
             Net unrealized investment gains                                          88,744                   20,948
                                                                                    --------                ---------
         Deferred tax liabilities (assets)                                            13,905                  (12,959)
                                                                                    --------                ---------
                      Income taxes payable (receivable)                             $  8,136               $ (25,043)
                                                                                    ========                ========


         The components of deferred tax assets and liabilities were as follows (in thousands):


                                                                                        Years ended December 31,
                                                                                      -----------------------------
                                                                                      2002                     2001
                                                                                      ----                     ----

         Deferred tax assets:
           Basis differential of investments                                      $  (2,567)                $ (20,930)
           Policy reserves                                                          (95,742)                  (24,250)
           Deferred policy acquisition costs                                              -                    (1,287)
           Other                                                                     (7,246)                   (2,110)
                                                                                  ---------                 ---------
                                                                                    (105,555)                 (48,577)
                                                                                  ----------                ---------
         Deferred tax liabilities:
            Unrealized appreciation on investments                                $   78,744                $  20,948
            Deferred policy acquisition costs                                         40,206                        -
            Basis differential of investments                                              -                    9,284
            Other                                                                        510                    5,386
                                                                                  ----------                ---------
                                                                                     119,460                   35,618
                                                                                  ----------                ---------
         Net deferred tax liabilities (assets)                                    $   13,905                $ (12,959)
                                                                                  ==========                =========

    (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". At December 31, 2002, the Company had approximately $2,879,000 of policyholders' surplus on which no payment of federal income taxes will be required unless it is distributed as a dividend or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $1,007,650.

    (c) Components of income tax expense were as follows (in thousands):


                                                                           Years ended December 31,
                                                        --------------------------------------------------------
                                                        2002                       2001                     2000
                                                        ----                       ----                     ----

          Current expense                            $ 25,774                    $48,632                    $13,372
          Deferred expense:
               Deferred policy acquisition
                  cost                                  7,973                     (3,417)                      (285)
               Policy reserves                        (13,612)                    14,354                      1,122
               Basis differential of investments        5,745                       (111)                     2,813
               Prior year tax true-up                 (15,318)                    (5,367)                    (3,292)
               Transition costs                             -                     (1,240)                         -
               Realized gains                         (18,814)                    (6,261)                    (9,220)
               Other, net                              (2,910)                       (10)                        29
                                                     --------                    -------                    -------
          Total deferred                              (36,936)                    (2,052)                    (8,833)
                                                     -------                     -------                    -------

          Income tax expense (benefit)               $(11,162)                   $46,580                    $ 4,539
                                                     ========                    =======                    =======



        Prior year tax true-up's for 2002 relate primarily to the tax return-to-provision true-up's on investments, realized capital gains and reserves. A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below (in thousands):

                                                                                Years ended December 31,
                                                         ---------------------------------------------------------------------------
                                                               2002                        2001                         2000
                                                         -----------------          -------------------           ------------------
        Income tax at statutory percentage
          of GAAP pretax income                             $ (10,854)                   $46,365                      $ 4,090
        State income tax                                            -                        748                          751
        Prior year tax true-up                                   (495)                         -                            -
        Other                                                     187                       (533)                        (302)
                                                            ---------                    -------                      -------
          Income tax expense (benefit)                      $ (11,162)                   $46,580                      $ 4,539
                                                            =========                    =======                      =======

    (d) Income taxes paid amounted to approximately $19,222,000, $51,569,000, and $3,413,000 in 2002, 2001, and 2000, respectively.

    (e) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1989 to 1999. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

        The Company has a written agreement with the Parent under which each subsidiary agrees to pay the Parent an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. The Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

7.  Commitments and Contingent Liabilities

        The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition. However, the recent trend of increasing jury awards and settlements makes it somewhat more difficult to access the ultimate outcome of such litigation.

        The Company has entered into various partnership agreements that requires the Company to make capital contributions totaling $123,045,000. As of December 31, 2002, the Company made capital contributions totaling $79,726,000.

8.  Derivative Financial Instruments

    (a)  Use of Derivative Financial Instruments:
         The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

         Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or capital funds. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net unrealized investment gains (losses).

    (b)  Interest Rate and Currency Swap Agreements:
         Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

         Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

         The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

         The fair values of swap agreements are recognized in the balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in capital funds, consistent with the treatment of the related investment security.

         For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

         Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

         Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):
                                                                          2002
                                                                          ----
         Interest rate swap agreements to receive float rate:

              Notional amount                                             $175
              Average receive rate                                        1.74%
              Average pay rate                                            3.63%
         Currency swap agreements (receive U.S. dollars/pay
           Canadian dollars):
              Notional amount (in U.S. dollars)                           $ 47
              Average exchange rate                                       1.34

    (c) Credit and Market Risk:

         Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

         The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

9.  Fair Value of Financial Instruments

    (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

        The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

        Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

        Fixed maturity securities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

        Equity securities: Fair values for equity securities were based upon quoted market prices.

        Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

        Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

        Other invested assets: Fair value of other invested assets is based upon the fair value of the net assets of these investments as determined by the general partners.

        Separate and variable accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these accounts are equal to the account assets.

        Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

    (b) The fair value and carrying amounts of financial instruments are as follows (in thousands):



                                                                        Fair            Carrying
              2002                                                      Value            Amount
              ----                                                      -----           ---------

        Cash and short-term investments                             $   32,277          $   32,277
        Fixed maturities                                             7,414,518           7,414,518
        Equity securities                                                9,635               9,635
        Mortgage and policy loans                                      438,250             376,522

        Investment contracts                                         5,142,571           4,983,820
        Other invested assets                                           68,021              68,021
        Separate and variable accounts                                 196,146             196,146
        Derivatives                                                     12,602              12,602




          2001                                                          Fair            Carrying
          ----                                                          Value            Amount
                                                                        -----           ---------
        Cash and short-term investments                           $     68,632        $     68,632
        Fixed maturities                                             6,171,000           6,171,000
        Equity securities                                               22,556              22,556
        Mortgage and policy loans                                      421,518             393,693

        Investment contracts                                         4,454,310           4,203,439
        Other invested assets                                          154,914             154,914
        Separate and variable accounts                                 297,407             297,407
        Derivatives                                                      2,416               2,416



10.  Capital Funds

    (a) The Company may not distribute dividends to the Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. The maximum stockholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. There were no dividends paid in 2002 or 2001.

    (b) The Company's capital funds, as determined in accordance with statutory accounting practices, were $441,062,000 at December 31, 2002 and $338,699,000 at December 31, 2001. Statutory net loss amounted to $(62,760,000), $(19,238,000) and $(3,668,000) for 2002, 2001 and 2000,
        respectively. These financial statements vary in certain respects from those prepared using statutory accounting practices prescribed or permitted by the New York Insurance Department. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes without the limitations required for statutory purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

        In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which replaced the Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, such as deferred income taxes.

    (c) The Company received a cash capital contribution from the Parent in the amount on $41,000,000 during 2002.

11.     Employee Benefits

    (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2002, 2001 and 2000 were approximately $0, $4,000 and $11,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 2002 by $449,000,000.

        The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

    (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which during the three years ended December 31, 2002, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

    (c) On April 1, 1985, the Parent terminated and replaced its then existing U.S. pension plan, a contributory qualified defined benefit plan, with the current non-contributory qualified defined benefit plan. Settlement of the obligations of the prior plan was accomplished through the purchase of annuities from the Company for accrued benefits as of the date of termination. Future policy benefits reserves in the accompanying balance sheet that relate to these annuity contracts are $73,930,000 at December 31, 2002 and $75,661,000 at December 31, 2001.

    (d) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

    (e) The Parent applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase the Parent's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase the Parent's common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FAS 123, "Accounting for Stock-Based Compensation" (FAS 123), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of the Parent.

12. Leases

    (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2002, the future minimum lease payments under operating leases were as follows:

                         Year                            Payments
                         ----                            --------
                         2003                            $   784
                         2004                                371
                         2005                                280
                         2006 and later years                  -
                                                         -------

                         Total                           $ 1,435
                                                         =======


        Rent expense approximated $895,000, $1,427,000 and $1,644,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

13.  Reinsurance

    (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

        The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 13). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):


                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
      December 31, 2002                       Gross             Ceded         Assumed             Net             to Net
      -----------------                       -----             -----         -------             ---         --------------
        Life Insurance in Force            $37,923,271       $20,182,555     $20,540,957        $38,281,673       53.7%
        Premiums:                          ===========       ===========     ===========        ===========
          Life                             $   125,430       $     3,158     $     1,857        $   124,129        1.5%
          Accident and Health                   36,095            28,786            (230)             7,079       (3.2%)
          Annuity                               85,083                 -               -             85,083           -%
                                           -----------       -----------     -----------        -----------

        Total Premiums                     $   246,608       $    31,944     $     1,627        $  216,291        0.8%
                                           ===========       ===========     ===========        ===========


                                                                                                              Percentage
      December 31, 2001                                                                                        of Amount
      -----------------                                                                                         Assumed
                                             Gross             Ceded         Assumed              Net            to Net
                                             -----             -----         -------              ---         -----------
        Life Insurance in Force            $38,290,767       $20,815,247     $21,274,270        $38,749,790       54.9%
        Premiums:                          ===========       ===========     ===========        ===========
          Life                             $   110,567       $     3,291     $     1,297        $   108,573        1.2%
          Accident and Health                   27,368            13,050          25,370             39,688       63.9%
          Annuity                              355,299                 -               -            355,299          -
                                           -----------       -----------     -----------        -----------

        Total Premiums                     $   493,234       $    16,341     $    26,667        $   503,560        5.3%
                                           ===========       ===========     ===========        ===========



                                                                                                                Percentage
      December 31, 2000                                                                                          of Amount
      -----------------                                                                                          Assumed
                                             Gross             Ceded         Assumed              Net             to Net
                                             -----             -----         -------              ---            ---------
        Life Insurance in Force            $35,128,181       $25,210,909     $25,384,029        $35,301,301        71.9%
        Premiums:                          ===========       ===========     ===========        ===========
          Life                             $   105,500       $     3,147     $       764        $   103,117        0.7%
          Accident and Health                   22,832            10,655          29,278             41,455       70.6%
          Annuity                               91,602                 -               -             91,602          -
                                           -----------       -----------     -----------        -----------

        Total Premiums                     $   219,934       $    13,802     $    30,042        $   236,174       12.7%
                                           ===========       ===========     ===========        ===========


    (b) The maximum amount retained on any one life by the Company is $2,500,000.

    (c) Reinsurance recoveries, which reduced death and other benefits, approximated $8,431,000 and $137,984,000 respectively, for the years ended December 31, 2002 and 2001.

        The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.  Transactions with Related Parties

    (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $19,515,000 and $2,473,000, respectively, for the year ended December 31, 2002. Premium income and commission ceded for 2001 amounted to $448,000 and $1,000, respectively. Premium income and commission ceded for 2000 amounted to $539,000 and $0, respectively. Premium income and commission expense assumed from affiliates aggregated $95,000 and $3,000, respectively, for 2002, compared to $23,842,000 and $1,745,000, respectively, for 2001, and $24,434,000 and $691,000, respectively, for 2000.

(b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $4,042,000 in premiums relating to this business for 2002, $6,056,000 for 2001, and $5,715,000 for 2000.

     (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2002, 2001 and 2000, the Company was charged $6,556,000, $29,063,000 and $32,138,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $7,648,000, $34,536,000 and $36,462,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (d) Effective January 1, 2002, the Company transferred a block of Group A&H business to National Union Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $15,700,000 as of December 31, 2001.

15. Restructuring Charges

     In connection with the Parent's merger with American General Corporation during 2001, the Company has incurred $3,500,000 in restructuring costs. These costs have been paid as of December 31, 2001.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements.

     Audited Financial Statements of American International Life Assurance Company of New York for the year ended December 31, 2002, are included in Part B of the registration statement.

(b)  Exhibits.

     (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

     (2)        N/A

     (3)(a) Distribution Agreement between American International Life Assurance Company of New York and American General Equity Services Corporation, effective May 1, 2003. (11)

     (4)(a) Form of Individual Variable Annuity Single Purchase Payment Policy (45649-4/87). (1)

     (4)(b)     Form of Individual Variable Annuity Policy (21VAN0896NY). (1)

     (4)(c)     Form of Group Variable Annuity Policy (21GVAN897NY). (1)

     (4)(d)     Form of Variable Annuity Certificate of Coverage(26GVAN897NY).
                (1)

     (4)(e)     Form of Group Immediate Variable Annuity Contract (21GVIA1000).
                (6)

     (4)(f) Form of Individual Variable Annuity Policy (26GVIA1000) and Certificate Schedule. (6)

     (4)(g)     Form of Group Variable Annuity Group Contract (21GVAN999). (7)

     (4)(h)     Form of Variable Annuity Certificate of Coverage (26GVAN999NY).
                (7)

     (4)(i) Form of Immediate Variable Annuity Certificate of Coverage and Contract (26GVIA1000). (4)

     (4)(j) Form of Variable Annuity Certificate of Coverage and Contract (26GNSVAN800). (8)

     (4)(k) Form of Endorsement - Cancellation Option (No. 24GVCO403). (Filed herewith)

     (4)(l) Form of Endorsement - Initial Allocation of Net Single Premium (No. 26GVMM403). (Filed herewith)

     (5)(a)     Form of Single Premium Variable Annuity Application (52971
                11/96). (1)

     (5)(b)     Form of Group Variable Annuity Application (24GVAN897). (1)

     (6)(a) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

     (6)(b) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

     (6)(c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

     (6)(d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

     (6)(e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

     (6)(f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

     (6)(g) Amended and Restated Bylaws of American International Life Assurance Company of New York, adopted July 25, 2002. (11)

     (7)        N/A

     (8)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (11)

     (8)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated May 21, 1975. (11)

     (8)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated September 23, 1975. (11)

     (8)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York, dated December 30, 1998. (11)

     (8)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American International Life Assurance Company of New York. (11)

     (8)(f)(i) Form of Participation Agreement between American International Life Assurance Company of New York and Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, dated May 15, 1998. (4)

     (8)(f)(ii) Form of Amendment to Participation Agreement among The
                Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management, Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd,
                LLP) and American International Life Assurance Company of New York, dated October 1, 2001. (11)

     (8)(c)(i) Form of Fund Participation Agreement between American International Life Assurance Company of New York and The Vanguard Group, Inc. dated December 27, 2001. (4)

     (8)(c)(ii) Form of Addendum to Fund Participation Agreement between
                American International Life Assurance Company of New York and The Vanguard Group, Inc. (12)

     (8)(d) Form of Fund Participation Agreement between American International Life Assurance Company of New York and Alliance Global Investor Services, Inc. dated February, 2002. (9)

     (8)(e) Form of Business Agreement between American International Life Assurance Company of New York and American Funds Distributors, Inc. dated February, 2002. (9)

     (8)(f) Form of Master Shareholder Services Agreement between American International Life Assurance Company of New York and Franklin Templeton Funds dated February, 2002. (9)

     (8)(g) Form of Fund Participation Agreement between American International Life Assurance Company of New York and Liberty Funds Services, Inc. dated February, 2002. (9)

     (8)(h) Form of Participation Agreement between American International Life Assurance Company of New York and MFS Fund Distributors, Inc. dated February, 2002. (9)

     (8)(i) Form of Participation Agreement between American International Life Assurance Company of New York and Oppenheimer Funds Distributor, Inc. dated February, 2002. (9)

     (8)(j) Form of Participation Agreement between American International Life Assurance Company of New York and Putnam Retail management, L.P. dated February, 2002. (9)

     (8)(k) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American International Life Assurance Company of New York. (12)

     (9) Opinion and Consent of Counsel, Kenneth D. Walma, for American International Life Assurance Company of New York, dated May 1, 2002. (10)

     (10) Consent of Independent Auditors, PricewaterhouseCoopers, LLP. (Filed herewith)

     (11)       N/A

     (12)       N/A

     (13)       N/A

----------
(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File No. 33-39170), filed on October 27, 1998.

(2) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File No. 33-90686) filed on May 2, 1997.

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File No. 33-39170) filed on May 1, 2000.

(4) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63412) filed on December 28, 2001.

(5) Incorporated by reference to Registrant's Registration Statement Post-Effective Amendment No. 2 to Form N-4 (File No. 333-63730) filed on October 29, 2001.

(6) Incorporated by reference to Registrant's Registration Statement to N-4 (File No. 33-63412) filed on June 20, 2001.

(7) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63730) filed on June 25, 2001.

(8) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-67866) filed on August 17, 2001.

(9) Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-63412) filed on December 28, 2001.

(10) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 333-63412) filed on May 1, 2002.

(11) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-48457) filed on April 24, 2003.

(12) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-63412) of Variable Account A of American International Life Assurance Company filed on April 25, 2003.

Item 25.  Directors and Officers of the Depositor

                                  Positions and Offices with Depositor
    Name and Principal        American International Life Assurance Company
     Business Address                          of New York
--------------------------   -----------------------------------------------

Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff          Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz               Director, President and Chief Executive Officer
830 Third Avenue
New York, NY 10022

Marion E. Fajen              Director
5608 N. Water Bury Rd.
Des Moines, IA 50312

Patrick J. Foley             Director
569 N. Country Club Dr.
Lake Worth, FL 33462

Cecil C. Gamwell, III        Director
419 W. Beach Rd.
Charleston, RI 02813

Jack R. Harnes               Director
70 Pine Street
New York, NY 10270

David L. Herzog              Director
2929 Allen Parkway
Houston, TX 77019

John I. Howell               Director
Indian Rock Corp.
263 Glenville Rd., 2nd Fl.
Greenwich, CT 06831

                                  Positions and Offices with Depositor
    Name and Principal        American International Life Assurance Company
     Business Address                          of New York
--------------------------   --------------------------------------------------

William M. Keeler            Director, President - Group Benefits & Financial
3600 Route 66                Institutions Profit Center and Chief Executive
Neptune, NJ 07754            Officer - Group Benefits & Financial Institutions
                             Profit Center

Nicholas A. O'Kulich         Director and Vice Chairman of the Board of
70 Pine Street               Directors
New York, NY 10270

Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan           Director
70 Pine Street
New York, NY 10270

Christopher J. Swift         Director, Chief Financial Officer & Executive Vice
2929 Allen Parkway           President
Houston, TX 77019

Thomas L. Booker             President - Structured Settlements/SPIA Profit
2727 Allen Parkway           Center
Houston, TX 77019

Anne E. Bossi                Executive Vice President
3600 Route 66
Neptune, NJ 07754-1580

James A. Galli               Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta            Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

                                  Positions and Offices with Depositor
    Name and Principal        American International Life Assurance Company
     Business Address                          of New York
--------------------------   -----------------------------------------------

James W. Weakley             Executive Vice President
2929 Allen Parkway
Houston, TX 77019

David R. Armstrong           Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Erik A. Baden                Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Wayne A. Barnard             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein          Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bosi             Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Jeffrey H. Carlson           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Phillip L. Chapman           Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Larry A. Compton             Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Robert M. Goldbloom          Senior Vice President
70 Pine Street
New York, NY 10270

                                  Positions and Offices with Depositor
    Name and Principal        American International Life Assurance Company
     Business Address                          of New York
--------------------------   -----------------------------------------------

William F. Guterding         Senior Vice President
830 3rd Avenue
New York, NY 10022

Robert F. Herbert, Jr.       Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

William J. Leary             Senior Vice President
3600 Route 66
Neptune, NJ 07754

Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Mark R. McGuire              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Terence McSweeney            Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

                                  Positions and Offices with Depositor
    Name and Principal        American International Life Assurance Company
     Business Address                          of New York
--------------------------   -----------------------------------------------

Laura W. Milazzo             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi             Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

James P. Steele              Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele             Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert D. Stuchiner          Senior Vice President
830 3rd Avenue
New York, NY 10022

Alfred M. Thome              Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski          Vice President, Treasurer and Controller
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen            Vice President
2727-A Allen Parkway
Houston, TX 77019

                                  Positions and Offices with Depositor
    Name and Principal        American International Life Assurance Company
     Business Address                          of New York
--------------------------   -----------------------------------------------

Robert W. Busby              Vice President
3600 Route 66
Neptune, NJ 07754-1580

Joseph S. Cella              Vice President
70 Pine Street
New York, NY 10270

Robert W. Chesner            Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi          Vice President
2727-A Allen Parkway
Houston, TX 77019

Kevin P. Fitzpatrick         Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard L. Gravette          Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer         Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Joel H. Hammer               Vice President
1 Chase Manhattan Place
New York, NY 10005

Neal C. Hasty                Vice President
6363 Forest Park Rd.
Dallas, TX 75235

Thomas M. Hoffman            Vice President
70 Pine Street
New York, NY 10270

                                  Positions and Offices with Depositor
    Name and Principal        American International Life Assurance Company
     Business Address                          of New York
--------------------------   -----------------------------------------------

Keith C. Honig               Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

Gary J. Kleinman             Vice President
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel            Vice President
3600 Route 66
Neptune, NJ 07754

David S. Martin              Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                Vice President
2929 Allen Parkway
Houston, TX 77019

Gordon S. Massie             Vice President
2929 Allen Parkway
Houston, TX 77019

Richard D. McFarland         Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard A. Mercante          Vice President
175 Water Street
New York, NY 10038

Deanna Osmonson              Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.         Vice President
2929 Allen Parkway
Houston, TX 77019

                                  Positions and Offices with Depositor
    Name and Principal        American International Life Assurance Company
     Business Address                          of New York
--------------------------   -----------------------------------------------

Kirsten M. Pedersen          Vice President
2727 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben           Vice President
1 Franklin Square
Springfield, IL 62713

Kristin E. Sather            Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott             Vice President
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires               Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard P. Vegh              Vice President
3600 Route 66
Neptune, NJ 07754

Kenneth D. Walma             Vice President
3600 Route 66
Neptune, NJ 07754

Susan J. Wilhite             Vice President
One Woodfield Lake
Schaumberg, IL 60173

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

Item 27. Number of Contractowners

None.

Item 28. Indemnification

The corporation shall, to the full extent authorized by law, indemnify any and all of its directors and officers, who shall serve as an officer or director of the corporation at the request of the corporation, from and against any and all of the expenses, liabilities, or other matters referred to in or covered by said section and the indemnification provided for herein shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any other provision of the bylaws, the certificate of incorporation, any agreement, any vote of the stockholders or disinterested directors or otherwise, both as to action in their official capacity while holding such office and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

Item 29. Principal Underwriters

(a) American General Equity Services Corporation, the principal underwriter for Variable Account A, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of AIG Life Insurance Company, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

  Name and Principal             Positions and Offices with Underwriter
   Business Address           American General Equity Services Corporation
----------------------   -------------------------------------------------------
Rodney O. Martin, Jr.    Director, Chairman of the Board of Directors, President
2929 Allen Parkway       and Chief Executive Officer
Houston, TX 77019

  Name and Principal             Positions and Offices with Underwriter
   Business Address           American General Equity Services Corporation
----------------------   -------------------------------------------------------

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis       Director
70 Pine Street
New York, NY 10270

Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Larry E. Blews           Vice President, Chief Compliance Officer and Assistant
2727 Allen Parkway       Secretary
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Kathy L. Keith           Vice President
#1 Franklin Square
Springfield, IL 62713

Lucille S. Martinez      Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck        Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski   Tax Officer
70 Pine Street
New York, NY 10270

Amy Marie Cinquegrana    Assistant Secretary
70 Pine Street
New York, NY 10270

  Name and Principal             Positions and Offices with Underwriter
   Business Address           American General Equity Services Corporation
----------------------   -------------------------------------------------------

Steven A. Glover         Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires           Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.

                                Net Underwriting
                                  Discounts and    Compensation on     Brokerage
Name of Principal Underwriter      Commissions       Redemption      Commissions   Compensation
-----------------------------   ----------------   ---------------   -----------   -------------
American General Equity                 0                  0              0              0
Services Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American International Life Assurance Company of New York at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26)(e)(2)(A) of the Investment Company Act of 1940

American International Life Assurance Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American International Life Assurance Company of New York.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., James W. Weakley and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account A of American International Life Assurance Company of New York, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(a) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 16th day of October, 2003.

                                        VARIABLE ACCOUNT A OF AMERICAN
                                        INTERNATIONAL LIFE ASSURANCE COMPANY
                                        OF NEW YORK
                                        (Registrant)


                                    BY: AMERICAN INTERNATIONAL LIFE ASSURANCE
                                        COMPANY OF NEW YORK
                                        (On behalf of the Registrant and itself)


                                    BY: /s/ ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President

[SEAL]


ATTEST: /s/ LAUREN W. JONES
        -------------------------
        Lauren W. Jones
        Assistant Secretary

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                     Date
---------                      -----                     ----


/s/ RODNEY O. MARTIN, JR.      Director and Chairman     October 16, 2003
----------------------------
Rodney O. Martin, Jr.


/s/ DAVID J. DIETZ             Director, President and   October 16, 2003
----------------------------   Chief Executive Officer
David J. Dietz


/s/ CHRISTOPHER J. SWIFT       Director and Chief        October 16, 2003
----------------------------   Financial Officer
Christopher J. Swift


/s/ M. BERNARD AIDINOFF        Director                  October 16, 2003
----------------------------
M. Bernard Aidinoff


/s/ MARION E. FAJEN            Director                  October 16, 2003
----------------------------
Marion E. Fajen


/s/ PATRICK J. FOLEY           Director                  October 16, 2003
----------------------------
Patrick J. Foley


/s/ CECIL C. GAMWELL, III      Director                  October 16, 2003
----------------------------
Cecil C. Gamwell, III


/s/ JACK R. HARNES             Director                  October 16, 2003
----------------------------
Jack R. Harnes

Signature                      Title                     Date
---------                      -----                     ----


/s/ DAVID L. HERZOG            Director                  October 16, 2003
----------------------------
David L. Herzog


/s/ JOHN I. HOWELL             Director                  October 16, 2003
----------------------------
John I. Howell


/s/ WILLIAM M. KEELER          Director                  October 16, 2003
----------------------------
William M. Keeler


/s/ NICHOLAS A. O'KULICH       Director                  October 16, 2003
----------------------------
Nicholas A. O'Kulich


/s/ ERNEST T. PATRIKIS         Director                  October 16, 2003
----------------------------
Ernest T. Patrikis


/s/ GARY D. REDDICK            Director                  October 16, 2003
----------------------------
Gary D. Reddick


/s/ MARTIN J. SULLIVAN         Director                  October 16, 2003
----------------------------
Martin J. Sullivan

                                  EXHIBIT INDEX

Item 24. Exhibits

      (4)(k)        Form of Endorsement - Cancellation Option (No. 24GVCO403).

      (4)(l) Form of Endorsement - Initial Allocation of Net Single Premium (No. 26GVMM403).

      (10)          Consent of Independent Auditors, PricewaterhouseCoopers,
                    LLP.

                                       E-1